UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® Mutual Funds

SEMIANNUAL REPORT

2/28/06

MFS® Money Market Fund
MFS® Government Money Market Fund

A path for pursuing opportunity
MFS
INVESTMENT MANAGEMENT®

NOT FDIC INSURED MAY LOSE VALUE NO BANK OR CREDIT UNION GUARANTEE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS- Money Market Fund

MFS- Government Money Market Fund

Each fund seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

TABLE OF CONTENTS

LETTER FROM THE CEO	1

PORTFOLIO COMPOSITION	2

PERFORMANCE SUMMARY	3

EXPENSE TABLES	5

PORTFOLIO OF INVESTMENTS	7

FINANCIAL STATEMENTS	11

NOTES TO FINANCIAL STATEMENTS	19

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT	24

PROXY VOTING POLICIES AND
INFORMATION	24

QUARTERLY PORTFOLIO DISCLOSURE	24

CONTACT INFORMATION	BACK COVER

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

ANNUAL REPORT 1

Short term credit quality (r)
Average Credit Quality
Short Term Bonds (a)	A-1

All holdings are rated ‘‘A-1’’
Money market maturity breakdown (b)
0-29 days	45.3%

30-59 days	20.7%

60-89 days	32.2%

90-366 days	1.7%

Other Assets Less Liabilities	0.1%

Short term credit quality (r)
Average Credit Quality
Short Term Bonds (a)	A-1

All holdings are rated ‘‘A-1’’
Money market maturity breakdown (b)
0-29 days	60.3%

30-59 days	8.7%

60-89 days	29.5%

90-366 days	1.6%

Other Assets Less Liabilities	-0.1%

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency Securities are included in the ‘‘A-1’’-rating category. Percentages are based on the total market value of investments as of 2/28/06.
(a)	The Average Credit Quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

From time to time ‘‘Other Assets Less Liabilities,’’ may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/06, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

2 ANNUAL REPORT

PERFORMANCE SUMMARY THROUGH 2/28/06

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in either of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either of these funds.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. For most recent month-end performance, please visit mfs.com. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Money Market Fund	MFS Government Money Market Fund
Inception Date: 12/19/75	Inception Date: 2/26/82
6 Month Total Return: 1.92%	6 Month Total Return: 1.67%
Current 7-day yield: 4.21%	Current 7-day yield: 3.61%
Current 7-day yield without waiver: 3.90%	Current 7-day yield without waiver: 3.26%

Yields quoted are based on the latest seven days ended as of February 28, 2006, with dividends annualized. The yield quotations more closely reflect the current earnings of the funds than the total return quotations. Shares of the funds can be purchased at net asset value without a sales charge.

Periods less than one year are actual not annualized.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies, waivers, and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio’s yield during periods when the portfolio’s operating expenses have a significant impact on the portfolio’s yield due to lower interest rates. Without such subsidies, waivers, and adjustments, the results would be less favorable. Please see the prospectus and financial statements for complete details.

ANNUAL REPORT 3

Performance Summary – continued Key Risk Considerations MFS® Money Market Fund

The portfolio’s yield changes daily and is based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. The value of the portfolio’s investments may fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Municipal instruments can be volatile and significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal instruments. Foreign investments can be more volatile than U.S. investments. As with any fixed-income security, securities issued by certain U.S. government agencies or instrumentalities are subject to the risk that the issuer will default on principal and interest payments. Investors should note that many U.S. government securities in which the portfolio may invest are not supported by the full faith and the credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Please see the prospectus for further information regarding these and other risk considerations.

MFS® Government Money Market Fund

The portfolio’s yield changes daily and is based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. The value of the portfolio’s investments may fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. As with any fixed-income security, securities issued by certain U.S. government agencies or instrumentalities are subject to the risk that the issuer will default on principal and interest payments. Investors should note that many U.S. government securities in which the portfolio may invest are not supported by the full faith and the credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Please see the prospectus for further information regarding these and other risk considerations.

4  ANNUAL REPORT

EXPENSE TABLES	MFS® MONEY MARKET FUND
MFS® GOVERNMENT MONEY MARKET FUND

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2005 through February 28, 2006.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ANNUAL REPORT 5

Expense Tables – continued

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
	Annualized	Beginning	Ending	Paid During
	Expense	Account Value	Account Value	Period (p)
MFS Money Market Fund	Ratio	9/01/05	2/28/06	9/01/05-2/28/06

Actual	0.40%	$1,000.00	$1,019.20	$2.00

Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01

				Expenses
	Annualized	Beginning	Ending	Paid During
MFS Government	Expense	Account Value	Account Value	Period (p)
Money Market Fund	Ratio	9/01/05	2/28/06	9/01/05-2/28/06

Actual	0.81%	$1,000.00	$1,016.70	$4.05

Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06

(h)	5% fund return per year before expenses.
(p)	Expenses paid is equal to each fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

6 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
MFS Money Market Fund
Certificates of Deposit - 15.1%
Issuer	Shares/Par	Value ($)
Banks & Credit Companies - 15.1%
Barclays Bank NY PLC, 4.455%, due 3/28/06	$31,226,000	$31,226,000
Caylon New York Branch, 4.73%, due 5/22/06	25,000,000	25,000,000
Credit Suisse First Boston, NY, 4.46%, due 3/13/06	31,290,000	31,290,000
Royal Bank of Canada New York Branch, 4.7125%, due 5/19/06	29,372,000	29,371,325
Total Certificates of Deposit, at Amortized Cost and Value		$116,887,325
Commercial Paper - 84.8% (y)
Banks & Credit Companies - 26.5%
Abbey National North America LLC, 4.56%, due 3/01/06	$21,365,000	$21,365,000
Bank of America Corp., 4.625%, due 4/25/06	20,526,000	20,380,964
Citigroup Funding, Inc., 4.67%, due 5/17/06	7,000,000	6,930,080
Depfa Bank PLC, 4.39%, due 3/06/06 (t)	6,500,000	6,496,037
Depfa Bank PLC, 4.475%, due 4/11/06 (t)	16,596,000	16,511,418
Depfa Bank PLC, 4.595%, due 5/03/06 (t)	7,995,000	7,930,710
Dexia Delaware LLC, 4.395%, due 3/14/06	8,946,000	8,931,802
Dexia Delaware LLC, 4.64%, due 5/09/06	8,000,000	7,928,853
HBOS Treasury Services PLC, 4.65%, due 5/15/06	6,673,000	6,608,355
HBOS Treasury Services PLC, 4.655%, due 5/17/06	24,419,000	24,175,872
ING America Insurance Holdings, Inc., 4.37%, due 3/01/06	28,667,000	28,667,000
Svenska Handelsbanken, Inc., 4.395%, due 3/09/06	18,478,000	18,459,953
Svenska Handelsbanken, Inc., 4.57%, due 4/27/06	367,000	364,344
UBS Finance Delaware LLC, 4.63%, due 5/08/06	6,300,000	6,244,903
UBS Finance Delaware LLC, 4.625%, due 5/10/06	24,979,000	24,754,362
		$205,749,653
Financial Institutions - 54.3%
Alpine Securitization Corp., 4.59%, due 4/18/06 (t)	$1,000,000	$993,880
Alpine Securitization Corp., 4.65%, due 5/08/06 (t)	5,000,000	4,956,083
American General Finance Corp., 4.42%, due 3/13/06	6,170,000	6,160,910
American General Finance Corp., 4.625%, due 5/11/06	24,849,000	24,622,339
Barton Capital LLC, 4.47%, due 3/07/06 (t)	3,248,000	3,245,580
Barton Capital LLC, 4.4%, due 3/09/06 (t)	27,937,000	27,909,684
CAFCO LLC, 4.63%, due 4/19/06 (t)	8,095,000	8,043,986
CAFCO LLC, 4.65%, due 4/24/06 (t)	9,168,000	9,104,053
CAFCO LLC, 4.64%, due 5/04/06 (t)	13,851,000	13,736,745
CRC Funding LLC, 4.43%, due 3/06/06 (t)	11,579,000	11,571,876
CRC Funding LLC, 4.58%, due 4/17/06 (t)	19,561,000	19,444,036
Ciesco LLC, 4.385%, due 3/06/06 (t)	4,427,000	4,424,304
Ciesco LLC, 4.6%, due 4/18/06 (t)	26,576,000	26,413,001
	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Commercial Paper - continued
Financial Institutions - continued
Citibank Credit Card Issuance Trust, 4.42%, due 3/08/06 (t)	$ 20,000,000	$19,982,811
Citibank Credit Card Issuance Trust, 4.59%, due 4/10/06 (t)	11,069,000	11,012,548
Edison Asset Securitization LLC, 4.6%, due 5/04/06 (t)	31,196,000	30,940,886
Govco, Inc., 4.6%, due 5/04/06 (t)	31,140,000	30,885,344
Jupiter Securitization Corp., 4.55%, due 4/05/06 (t)	31,154,000	31,016,187
Kitty Hawk Funding Corp., 4.39%, due 3/20/06 (t)	29,758,000	29,689,052
Old Line Funding LLC, 4.46%, due 3/02/06 (t)	10,000,000	9,998,761
Old Line Funding LLC, 4.46%, due 3/07/06 (t)	4,307,000	4,303,798
Park Avenue Receivable Co. LLC, 4.56%, due 3/01/06 (t)	20,157,000	20,157,000
Ranger Funding Co. LLC, 4.5%, due 3/07/06 (t)	10,000,000	9,992,500
Scaldis Capital LLC, 4.58%, due 4/28/06 (t)	17,539,000	17,409,582
Scaldis Capital LLC, 4.71%, due 5/30/06 (t)	11,496,000	11,360,635
Scaldis Capital LLC, 4.72%, due 5/31/06 (t)	2,140,000	2,114,467
Thunder Bay Funding LLC, 4.44%, due 3/03/06 (t)	17,075,000	17,070,788
Thunder Bay Funding LLC, 4.405%, due 3/21/06 (t)	14,457,000	14,421,621
		$420,982,457
Insurance - 4.0%
Metlife, Inc., 4.38%, due 3/20/06 (t)	$ 25,278,000	$25,219,566
Metlife, Inc., 4.68%, due 5/11/06 (t)	5,764,000	5,710,798
		$30,930,364
Total Commercial Paper, at Amortized Cost and Value		$657,662,474
Total Investments, at Amortized Cost and Value		$774,549,799
Other Assets, Less Liabilities - 0.1%		1,025,406

Net Assets - 100.0%		$775,575,205

See Portfolio Footnotes and Notes to Financial Statements

8 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
MFS Government Money Market Fund
U.S. Government Agency Obligations - 85.8% (y)
Issuer	Shares/Par	Value ($)
Fannie Mae, 4.252%, due 3/08/06	$900,000	$899,255
Fannie Mae, 4.355%, due 3/22/06	1,048,000	1,045,338
Fannie Mae, 4.339%, due 3/27/06	300,000	299,060
Fannie Mae, 4.36%, due 3/27/06	400,000	398,740
Fannie Mae, 4.35%, due 3/29/06	300,000	298,985
Fannie Mae, 4.55%, due 5/01/06 - 5/10/06	728,000	722,128
Fannie Mae, 4.6%, due 5/31/06	364,000	359,767
Farmer Mac, 4.33%, due 3/17/06	2,500,000	2,495,189
Federal Home Loan Bank, 4.275%, due 3/10/06	1,200,000	1,198,717
Federal Home Loan Bank, 4.55%, due 4/26/06	270,000	268,089
Federal Home Loan Bank, 4.53%, due 5/03/06	950,000	942,469
Freddie Mac, 4.23%, due 3/07/06	700,000	699,506
Freddie Mac, 4.33%, due 3/14/06	400,000	399,375
Freddie Mac, 4.336%, due 3/14/06	165,000	164,742
Freddie Mac, 4.4%, due 3/14/06	1,000,000	998,411
Freddie Mac, 4.38%, due 3/17/06	500,000	499,027
Freddie Mac, 4.34%, due 3/28/06	343,000	341,884
Freddie Mac, 4.35%, due 3/28/06	398,000	396,702
Freddie Mac, 4.39%, due 4/18/06	1,000,000	994,146
Freddie Mac, 4.55%, due 4/25/06 - 5/10/06	894,000	886,470
Freddie Mac, 4.53%, due 4/28/06 - 5/09/06	2,434,000	2,413,620
Freddie Mac, 4.52%, due 5/02/06	1,000,000	992,216
Freddie Mac, 4.552%, due 5/02/06	800,000	793,728
Freddie Mac, 4.54%, due 5/08/06	400,000	396,570
Total U.S. Government Agency Obligations, at Amortized
Cost and Value		$18,904,134
Repurchase Agreements - 14.3%
Issuer	Shares/Par	Value ($)
Goldman Sachs, 4.55%, dated 2/28/06, due 3/01/06, total to be received $1,000,126 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$1,000,000	$1,000,000
	SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued
Repurchase Agreements - continued
Issuer	Shares/Par	Value ($)
Morgan Stanley, 4.56%, dated 2/28/06, due 3/01/06, total to be received $2,140,271 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$ 2,140,000	$2,140,000

Total Repurchase Agreements, at Cost		$3,140,000

Total Investments, at Amortized Cost and Value		$22,044,134

Other Assets, Less Liabilities - (0.1)%		(20,426)

Net Assets - 100.0%		$22,023,708

Portfolio Footnotes:

(y)	The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

See Notes to Financial Statements

10 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statement of Assets and Liabilities (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
MFS Money Market Fund
Assets
Investments, at amortized cost and value	$774,549,799
Cash	966
Receivable for fund shares sold	3,542,134
Interest receivable	475,456
Other assets	3,397
Total assets		$778,571,752
Liabilities
Distributions payable	$53,042
Payable for fund shares reacquired	2,660,854
Payable to affiliates
Management fee	6,349
Shareholder servicing costs	100,943
Administrative services fee	430
Payable for independent trustees’ compensation	46,253
Accrued expenses and other liabilities	128,676
Total liabilities		$2,996,547
Net assets		$775,575,205
Net assets consist of:
Paid-in capital	$775,575,240
Accumulated net realized gain (loss) on investments	(8,515)
Undistributed net investment income	8,480
Net assets		$775,575,205
Shares of beneficial interest outstanding		775,575,287
Net asset value per share
(net assets/shares of beneficial interest outstanding)		$1.00
See Notes to Financial Statements
		SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
MFS Government Money Market Fund
Assets

Investments, at amortized cost and value	$18,904,134
Repurchase agreements, at value	3,140,000

Total investments, at amortized cost and value		$22,044,134

Cash	740
Receivable for fund shares sold	42,354
Interest receivable	397
Other assets	262

Total assets		$22,087,887

Liabilities

Distributions payable	$1,166
Payable for fund shares reacquired	16,532
Payable to affiliates
Management fee	184
Shareholder servicing costs	3,464
Administrative services fee	36
Payable for independent trustees’ compensation	7,523
Accrued expenses and other liabilities	35,274

Total liabilities		$64,179

Net assets		$22,023,708

Net assets consist of:

Paid-in capital	$22,031,421
Accumulated distributions in excess of net investment income	(7,713)

Net assets		$22,023,708

Shares of beneficial interest outstanding		22,023,708

Net asset value per share
(net assets/shares of beneficial interest outstanding)		$1.00

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 2/28/06
MFS Money Market Fund
Net investment income
Interest income		$15,938,817
Expenses
Management fee	$1,794,423
Shareholder servicing costs	659,058
Administrative services fee	39,988
Independent trustees’ compensation	14,368
Custodian fee	116,989
Shareholder communications	29,158
Auditing fees	13,065
Legal fees	8,035
Registration fees	39,084
Miscellaneous	29,432
Total expenses		$2,743,600
Fees paid indirectly	(101,117)
Reduction of expenses by investment adviser	(1,217,453)
Net expenses		$1,425,030
Net investment income		$14,513,787
Net realized gain (loss) on investments		$(35)
Change from operations		$14,513,752
See Notes to Financial Statements
		SEMIANNUAL REPORT 13

Statement of Operations (unaudited) – continued
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
MFS Government Money Market Fund
Net investment income

Interest income		$468,091

Expenses
Management fee	$58,112
Shareholder servicing costs	20,681
Administrative services fee	5,984
Independent trustees’ compensation	2,005
Custodian fee	5,213
Shareholder communications	447
Auditing fees	13,065
Legal fees	1,676
Registration fees	17,234
Miscellaneous	10,238

Total expenses		$134,655

Fees paid indirectly	(3,293)
Reduction of expenses by investment adviser	(40,765)

Net expenses		$90,597

Net investment income		$377,494

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
MFS Money Market Fund	(unaudited)
Change in net assets

From operations

Net investment income	$14,513,787	$17,132,395
Net realized gain (loss) on investments	(35)	(151)

Change in net assets from operations	$14,513,752	$17,132,244

Distributions declared to shareholders

From net investment income	$(14,880,917)	$(16,765,114)

Fund share (principal) transactions

Net proceeds from sale of shares	$323,504,571	$623,054,895
Net asset value of shares issued to shareholders in
reinvestment of distributions	14,280,677	16,089,710
Cost of shares reacquired	(330,714,139)	(699,562,244)

Change in net assets from fund share transactions	$7,071,109	$(60,417,639)

Total change in net assets	$6,703,944	$(60,050,509)

Net assets

At beginning of period	768,871,261	828,921,770
At end of period (including undistributed net investment
income of $8,480 and $375,610, respectively)	$775,575,205	$768,871,261

See Notes to Financial Statements

SEMIANNUAL REPORT 15

Statements of Changes in Net Assets – continued
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended		Year ended
	2/28/06	8/31/05
MFS Government Money Market Fund	(unaudited)
Change in net assets

From operations

Net investment income	$377,494	$613,292

Distributions declared to shareholders

From net investment income	$(387,494)	$(603,292)

Fund share (principal) transactions

Net proceeds from sale of shares	$8,475,368	$22,096,030
Net asset value of shares issued to shareholders in reinvestment
of distributions	371,555	576,994
Cost of shares reacquired	(11,227,181)	(38,056,006)

Change in net assets from fund share transactions	$(2,380,258)	$(15,382,982)

Total change in net assets	$(2,390,258)	$(15,372,982)

Net assets

At beginning of period	24,413,966	39,786,948
At end of period (including accumulated distributions in excess of net investment income of $7,713 and undistributed net
investment income of $2,287)	$22,023,708	$24,413,966

See Notes to Financial Statements

16 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS Money	Six months ended	Years ended 8/31
Market Fund	2/28/06	2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment
operations

Net investment income (d)	$0.02	$0.02	$0.01	$0.01	$0.02	$0.05
Net realized gain (loss)
on investments	(0.00)(w)	(0.00)(w)	—	—	—	—

Total from investment
operations	$0.02	$0.02	$0.01	$0.01	$0.02	$0.05

Less distributions declared
to shareholders

From net investment
income	$(0.02)	$(0.02)	$(0.01)	$(0.01)	$(0.02)	$(0.05)

Net asset value, end
of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%) (r)(t)	1.92(n)	2.16	0.64	0.81	1.67	4.97

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	0.71(a)	0.75	0.67	0.60	0.68	0.67
Expenses after expense
reductions (f)	0.40(a)	0.44	0.54	0.60	0.68	0.67
Net investment income	3.75(a)	2.17	0.62	0.80	1.66	4.86
Net assets at end of period
(000 Omitted)	$775,575	$768,871	$828,921	$2,123,459	$1,962,159	$1,461,101

(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

SEMIANNUAL REPORT 17

Financial Highlights – continued
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months
MFS Government Money	ended	Years ended 8/31
Market Fund	2/28/06	2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment
operations

Net investment income (d)	$0.02	$0.02	$0.01	$0.01	$0.01	$0.05

Less distributions declared
to shareholders

From net investment income	$(0.02)	$(0.02)	$(0.01)	$(0.01)	$(0.01)	$(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%) (r)(t)	1.67(n)	2.02	0.54	0.66	1.51	4.71

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.16(a)	0.87	0.74	0.72	0.82	0.90
Expenses after expense reductions (f)	0.81(a)	0.52	0.59	0.72	0.82	0.90
Net investment income	3.25(a)	1.96	0.49	0.61	1.56	4.55
Net assets at end of period
(000 Omitted)	$22,024	$24,414	$39,787	$132,888	$54,741	$62,078

(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

18 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund’s use of amortized cost is subject to the fund’s compliance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

Repurchase Agreements – Each fund may enter into repurchase agreements with institutions that the funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly – Each fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2006, is shown as a reduction of total expenses on the Statement of Operations.

SEMIANNUAL REPORT 19

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – Each fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the funds in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

The tax character of distributions declared to shareholders is as follows:

			Government Money
	Money Market Fund		Market Fund
	August 31,	August 31,	August 31,	August 31,
	2005	2004	2005	2004
Distributions declared from ordinary
income (including any short-term
capital gains)	$16,765,114	$5,864,552	$603,292	$515,646

The federal tax cost and the tax basis components of distributable earnings were as follows:

	Money Market	Government Money
As of February 28, 2006	Fund	Market Fund
Tax Cost of Investments	$774,549,799	$22,044,134
As of August 31, 2005
Undistributed ordinary income	$462,026	$12,134
Capital loss carryforward	(8,480)	—
Other temporary differences	(86,416)	(9,847)

As of August 31, 2005 the MFS Money Market Fund had available capital loss carryforwards to offset future realized gains.
Such losses expire as follows:

August 31, 2011	$(8,329)
August 31, 2013	(151)
Total	$(8,480)

20 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.50%
Next $400 million of average daily net assets	0.45%
Next $300 million of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund’s management fee to 0.15% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2006, this waiver amounted to $1,214,466 and $40,693 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.15% of each fund’s average daily net assets.

Distributor – Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 28, 2006 for the MFS Money Market Fund and MFS Government Money Market Fund were $4,469 and $41, respectively.

Shareholder Servicing Agent – Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from each fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $376,130 and $11,291, which equated to 0.0973% and 0.0972% annually of the fund’s average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $65,301 and $3,469 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of

SEMIANNUAL REPORT 21

Notes to Financial Statements (unaudited) – continued

Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0103% and 0.0515% of the fund’s average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Trustees’ and Officers’ Compensation – Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC. The funds have an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $4,539 and $827 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. This amount is included in independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $44,583 and $7,322, for the MFS Money Market Fund and MFS Government Money Market Fund respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $3,300 and $103 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,987 and $72 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, were as follows:

	Purchases	Sales
MFS Money Market Fund	$5,667,870,000	$5,651,382,000

MFS Government Money Market Fund	589,525,000	532,506,000

(5) Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 8% and 12% respectively, of the value of outstanding voting shares. In addition, MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund, were all the owners of record of less than 1% of the value of outstanding voting shares.

(6) Line of Credit

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the funds for the six months ended February 28, 2006 was $1,285 and $77 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively and is included in miscellaneous expense on the Statement of Operations. The funds had no significant borrowings during the six months ended February 28, 2006.

SEMIANNUAL REPORT 23

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

24 SEMIANNUAL REPORT

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top ten holdings
American Tower Corp., ‘‘A’’	3.1%

Amdocs Ltd.	2.5%

Corporate Executive Board Co.	2.3%

Juniper Networks, Inc.	2.2%

Smith International, Inc.	1.9%

Millipore Corp.	1.9%

Advanced Medical Optics, Inc.	1.8%

Analog Devices, Inc.	1.8%

PETsMART, Inc.	1.8%

DENTSPLY International, Inc.	1.7%

Equity market sectors
Health Care	22.4%

Technology	16.8%

Special Products & Services	13.5%

Financial Services	9.5%

Leisure	7.9%

Energy	7.2%

Retailing	6.0%

Industrial Goods & Services	6.0%

Utilities & Communications	4.3%

Autos & Housing	1.6%

Basic Materials	1.3%

Consumer Staples	0.7%

Transportation	0.7%

Percentages are based on net assets as of 2/28/06.

The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  SEMIANNUAL REPORT 3

	Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
	Share Class	Ratio	9/01/05	2/28/06	9/01/05-2/28/06

	Actual	1.30%	$1,000.00	$1,075.50	$6.69
A
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51

	Actual	2.05%	$1,000.00	$1,069.80	$10.52
B
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24

	Actual	2.05%	$1,000.00	$1,070.20	$10.52
C
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24

	Actual	1.05%	$1,000.00	$1,075.50	$5.40
I
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

	Actual	1.55%	$1,000.00	$1,072.50	$7.96
R
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75

	Actual	2.17%	$1,000.00	$1,069.90	$11.14
R1
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84

	Actual	1.83%	$1,000.00	$1,071.00	$9.40
R2
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15

	Actual	1.72%	$1,000.00	$1,072.80	$8.84
R3
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60

	Actual	1.46%	$1,000.00	$1,074.40	$7.51
R4
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30

	Actual	1.16%	$1,000.00	$1,075.50	$5.97
R5
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

	Actual	1.65%	$1,000.00	$1,072.60	$8.48
529A
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

	Actual	2.30%	$1,000.00	$1,069.10	$11.80
529B
	Hypothetical (h)	2.30%	$1,000.00	$1,013.39	$11.48

	Actual	2.30%	$1,000.00	$1,069.40	$11.80
529C
	Hypothetical (h)	2.30%	$1,000.00	$1,013.39	$11.48

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fees were reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 2.15%, 1.81%, and 1.70% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $11.04, $9.30, and $8.74 for Class R1, Class R2, and Class R3, respectively.

 4 SEMIANNUAL RPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Stocks - 97.9%

Issuer	Shares/Par	Value ($)

Aerospace - 1.6%

FLIR Systems, Inc. (n)	327,490	$8,462,341
ITT Industries, Inc.	356,620	18,722,550

		$27,184,891

Automotive - 1.6%

Gentex Corp. (l)	504,737	$8,408,918
Harman International Industries, Inc. (l)	167,180	18,448,313

		$26,857,231

Banks & Credit Companies - 3.4%

Commerce Bancorp, Inc. (l)	766,700	$25,431,439
Investors Financial Services Corp. (l)	399,520	18,022,347
Nelnet, Inc., ‘‘A’’ (l)(n)	125,060	5,183,737
SLM Corp.	157,730	8,897,549

		$57,535,072

Biotechnology - 6.0%

Celgene Corp. (n)	580,720	$22,067,360
Gen-Probe, Inc. (l)(n)	318,470	15,910,761
Genzyme Corp. (n)	312,561	21,672,980
Gilead Sciences, Inc. (n)	424,200	26,414,934
Human Genome Sciences, Inc. (n)	469,520	5,878,390
ImClone Systems, Inc. (l)(n)	273,030	10,481,622

		$102,426,047

Broadcast & Cable TV - 2.4%

Citadel Broadcasting Corp. (l)	773,020	$8,611,443
Grupo Televisa S.A., ADR	279,230	21,908,386
XM Satellite Radio Holdings, Inc., ‘‘A’’ (l)(n)	445,240	9,835,352

		$40,355,181

Brokerage & Asset Managers - 3.6%

Calamos Asset Management, Inc. (l)	121,300	$4,654,281
Chicago Mercantile Exchange Holdings, Inc.	68,290	29,064,224
Legg Mason, Inc.	211,530	27,623,703

		$61,342,208

Business Services - 12.0%

Alliance Data Systems Corp. (l)(n)	500,660	$21,658,552
Amdocs Ltd. (n)	1,287,530	42,642,993
Bright Horizons Family Solutions, Inc. (l)(n)	228,867	7,669,333
Brink’s Co. (l)	206,670	10,120,630
Corporate Executive Board Co.	389,433	38,943,300
Getty Images, Inc. (n)	303,660	24,605,570

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Business Services - continued

Monster Worldwide, Inc. (n)	472,770	$23,146,819
Paychex, Inc.	517,718	20,734,606
TALX Corp.	219,449	7,013,590
Universal Technical Institute, Inc. (l)(n)	251,320	7,743,169

		$204,278,562

Computer Software - 3.1%

Adobe Systems, Inc. (n)	686,370	$26,507,609
Symantec Corp. (n)	1,337,467	22,589,818
TIBCO Software, Inc. (n)	452,490	3,923,088

		$53,020,515

Computer Software - Systems - 1.4%

MICROS Systems, Inc. (l)(n)	552,680	$23,925,517

Consumer Goods & Services - 2.2%

Estee Lauder Cos., Inc., ‘‘A’’	326,210	$12,206,778
ITT Educational Services, Inc. (n)	398,610	24,713,820

		$36,920,598

Electrical Equipment - 2.6%

MSC Industrial Direct Co., Inc., ‘‘A’’ (l)	426,290	$20,193,357
Rockwell Automation, Inc.	128,700	8,773,479
W.W. Grainger, Inc.	202,530	14,995,321

		$43,962,157

Electronics - 8.4%

Analog Devices, Inc.	811,030	$30,932,684
KLA-Tencor Corp. (l)	355,240	18,554,185
Marvell Technology Group Ltd. (n)	280,160	17,151,395
PMC-Sierra, Inc. (l)(n)	1,626,070	16,602,175
SanDisk Corp. (n)	371,630	22,424,154
Tessera Technologies, Inc. (l)(n)	325,290	10,158,807
Xilinx, Inc.	988,890	26,976,919

		$142,800,319

Energy - Integrated - 1.2%

Amerada Hess Corp.	142,210	$19,669,065

Forest & Paper Products - 0.3%

Aracruz Celulose S.A., ADR (l)	117,700	$5,784,955

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Gaming & Lodging - 2.0%

International Game Technology	711,910	$25,465,021
Station Casinos, Inc.	128,410	8,789,665

		$34,254,686

Health Maintenance Organizations - 1.2%

Health Net, Inc. (l)(n)	444,260	$21,302,267

Insurance - 2.5%

Ace Ltd.	321,800	$17,933,914
Endurance Specialty Holdings Ltd.	253,730	7,992,495
PartnerRe Ltd. (l)	266,650	16,161,657

		$42,088,066

Leisure & Toys - 1.2%

Electronic Arts, Inc. (n)	381,640	$19,833,831

Machinery & Tools - 1.8%

Precision Castparts Corp.	214,390	$11,371,246
Roper Industries, Inc. (l)	437,140	19,701,900

		$31,073,146

Medical & Health Technology & Services - 1.3%

Laboratory Corp. of America Holdings (n)	224,650	$13,054,412
United Surgical Partners International, Inc. (l)(n)	241,860	8,501,379

		$21,555,791

Medical Equipment - 10.0%

Advanced Medical Optics, Inc. (n)	696,020	$30,958,969
C.R. Bard, Inc.	197,010	12,902,185
Cytyc Corp. (n)	928,449	26,767,185
DENTSPLY International, Inc.	515,710	29,390,313
Millipore Corp. (n)	457,440	31,714,315
ResMed, Inc. (n)	273,310	11,093,653
St. Jude Medical, Inc. (n)	391,140	17,835,984
Thoratec Corp. (l)(n)	507,270	10,206,272

		$170,868,876

Metals & Mining - 0%

Aber Diamond Corp.	3,400	$128,274

Network & Telecom - 3.9%

Comverse Technology, Inc. (l)(n)	686,880	$19,754,669
Harris Corp.	183,700	8,391,416
Juniper Networks, Inc. (l)(n)	2,050,700	37,712,373

		$65,858,458

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Stocks - continued

Oil Services - 6.0%

GlobalSantaFe Corp.	403,510	$22,330,243
National Oilwell Varco, Inc. (n)	303,460	18,474,645
Noble Corp.	396,700	29,320,097
Smith International, Inc.	831,660	32,210,192

		$102,335,177

Pharmaceuticals - 3.9%

Allergan, Inc.	215,170	$23,294,304
Endo Pharmaceuticals Holdings, Inc. (n)	640,710	20,195,179
Medicis Pharmaceutical Corp., ‘‘A’’ (l)	808,890	23,004,832

		$66,494,315

Restaurants - 2.3%

Cheesecake Factory, Inc. (l)(n)	726,729	$26,278,520
Rare Hospitality International, Inc. (n)	423,210	13,542,720

		$39,821,240

Specialty Chemicals - 1.0%

Praxair, Inc.	321,330	$17,345,393

Specialty Stores - 6.0%

Aeropostale, Inc. (n)	348,990	$10,012,523
Bed Bath & Beyond, Inc. (n)	256,050	9,228,042
Chico’s FAS, Inc. (l)(n)	334,980	15,760,809
PETsMART, Inc.	1,185,660	30,779,734
Urban Outfitters, Inc. (n)	707,410	19,878,221
Williams-Sonoma, Inc. (n)	424,360	17,182,336

		$102,841,665

Telephone Services - 3.1%

American Tower Corp., ‘‘A’’ (n)	1,661,170	$52,875,041

Trucking - 0.7%

Expeditors International of Washington, Inc. (l)	155,220	$12,074,564

Utilities - Electric Power - 1.2%

NRG Energy, Inc. (n)	456,590	$19,747,518

Total Stocks (Identified Cost, $1,439,094,811)		$1,666,560,626

Short-Term Obligations - 2.5%

General Electric Capital Corp., 4.56%, due 3/01/06,
at Amortized Cost (y)	$ 41,996,000	$41,996,000

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Collateral for Securities Loaned - 10.7%

Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value	181,304,733	$ 181,304,733

Total Investments (Identified Cost, $1,662,395,544) (k)		$1,889,861,359

Other Assets, Less Liabilities - (11.1)%		(188,479,367)

Net Assets - 100.0%		$1,701,381,992

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006 the fund had one security that was fair valued, aggregating $128,274 and less than 0.1% of net assets in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR     American Depository Receipt

See Notes to Financial Statements

SEMIANNUAL REPORT 9

 FINANCIAL STATEMENTS  |  Statement of Assets and Liabilities (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.

At 2/28/06
Assets

Investments, at value including $176,995,555 of securities on
loan (identified cost, $1,662,395,544)	$1,889,861,359
Cash	386
Receivable for investments sold	13,605,156
Receivable for fund shares sold	2,406,610
Interest and dividends receivable	507,823
Other assets	783

Total assets		$1,906,382,117

Liabilities

Payable for investments purchased	$17,749,000
Payable for fund shares reacquired	5,172,246
Collateral for securities loaned, at value	181,304,733
Payable to affiliates
Management fee	35,389
Shareholder servicing costs	304,364
Distribution and service fees	18,115
Administrative services fee	405
Program manager fees	8
Retirement plan administration and services fees	146
Payable for independent trustees’ compensation	106,437
Accrued expenses and other liabilities	309,282

Total liabilities		$205,000,125

Net assets		$1,701,381,992

Net assets consist of:

Paid-in capital	$2,758,725,380
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	227,465,815
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(1,276,154,535)
Accumulated net investment loss	(8,654,668)

Net assets		$1,701,381,992

Shares of beneficial interest outstanding		180,504,513

Class A shares

Net assets	$726,124,688
Shares outstanding	76,063,805

Net asset value per share		$9.55

Offering price per share (100/94.25-net asset value per share)		$10.13

10 SEMIANNUAL REPORT

Statement of Assets and Liabilities (unaudited) – continued
Class B shares

Net assets	$358,869,426
Shares outstanding	39,678,906

Net asset value and offering price per share		$9.04

Class C shares

Net assets	$106,326,696
Shares outstanding	12,027,957

Net asset value and offering price per share		$8.84

Class I shares

Net assets	$453,773,844
Shares outstanding	46,821,533

Net asset value, offering price, and redemption price per share		$9.69

Class R shares

Net assets	$8,467,001
Shares outstanding	893,927

Net asset value, offering price, and redemption price per share		$9.47

Class R1 shares

Net assets	$534,945
Shares outstanding	59,237

Net asset value, offering price, and redemption price per share		$9.03

Class R2 shares

Net assets	$189,928
Shares outstanding	20,988

Net asset value, offering price, and redemption price per share		$9.05

Class R3 shares

Net assets	$1,485,250
Shares outstanding	157,514

Net asset value, offering price, and redemption price per share		$9.43

Class R4 shares

Net assets	$674,574
Shares outstanding	70,755

Net asset value, offering price, and redemption price per share		$9.53

Class R5 shares

Net assets	$43,658,755
Shares outstanding	4,570,551

Net asset value, offering price, and redemption price per share		$9.55

Class 529A shares

Net assets	$700,396
Shares outstanding	74,108

Net asset value per share		$9.45

Offering price per share (100/94.25 x net asset value per share)		$10.03

		SEMIANNUAL REPORT 11

Statement of Assets and Liabilities (unaudited) – continued
Class 529B shares

Net assets	$184,171
Shares outstanding	20,524

Net asset value and offering price per share		$8.97

Class 529C shares

Net assets	$392,318
Shares outstanding	44,708

Net asset value and offering price per share		$8.78

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |  Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 2/28/06
Net investment loss

Income
Dividends	$3,510,078
Interest	701,804
Foreign taxes withheld	(13,807)

Total investment income		$4,198,075

Expenses
Management fee	$6,678,745
Distribution and service fees	3,476,570
Program manager fees	1,442
Shareholder servicing costs	1,916,515
Administrative services fee	85,677
Retirement plan administration and services fees	18,437
Independent trustees’ compensation	28,119
Custodian fee	191,645
Shareholder communications	117,206
Auditing fees	22,180
Legal fees	14,796
Registration fees	116,415
Miscellaneous	147,999

Total expenses		$12,815,746

Fees paid indirectly	(55,379)
Reduction of expenses by investment adviser	(7,870)

Net expenses		$12,752,497

Net investment loss		$(8,554,422)

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$99,148,639
Foreign currency transactions	(6,092)

Net realized gain (loss) on investments and foreign
currency transactions		$99,142,547

Change in unrealized appreciation (depreciation)
Investments		$37,631,042

Net realized and unrealized gain (loss) on investments and
foreign currency		$136,773,589

Change in net assets from operations		$128,219,167

See Notes to Financial Statements

		SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment loss	$(8,554,422)	$(19,637,443)
Net realized gain (loss) on investments and foreign
currency transactions	99,142,547	254,762,196
Net unrealized gain (loss) on investments and foreign
currency translation	37,631,042	73,772,589

Change in net assets from operations	$128,219,167	$308,897,342

Change in net assets from fund share transactions	$(273,643,660)	$(417,835,036)

Redemption fees	$—	$7,131

Total change in net assets	$(145,424,493)	$(108,930,563)

Net assets

At beginning of period	1,846,806,485	1,955,737,048
At end of period (including accumulated net investment
loss of $8,654,668 and $100,246, respectively)	$1,701,381,992	$1,846,806,485

See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS  |   Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning
of period	$8.88		$7.58	$7.43	$5.84	$10.50	$19.67

Income (loss) from
investment operations

Net investment loss (d)	$(0.04)		$(0.07)	$(0.08)	$(0.05)	$(0.08)	$(0.07)
Net realized and unrealized
gain (loss) on investments
and foreign currency	0.71		1.37	0.23	1.64	(4.42)	(6.35)

Total from investment
operations	$0.67		$1.30	$0.15	$1.59	$(4.50)	$(6.42)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$(0.15)	$(2.75)
From paid-in capital	—		—	—	—	(0.01)	—

Total distributions declared
to shareholders	$—		$—	$—	$—	$(0.16)	$(2.75)

Net asset value, end of period	$9.55		$8.88	$7.58	$7.43	$5.84	$10.50

Total return (%) (t)(s)(r)	7.55	(n)	17.15	2.02 (b)	27.23	(43.48)	(35.42)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	1.30	(a)	1.29	1.26	1.34	1.39	1.26
Expenses after expense
reductions (f)	1.30	(a)	1.29	1.26	1.34	1.39	1.26
Net investment loss	(0.82	)(a)	(0.84)	(0.98)	(0.76)	(0.87)	(0.50)
Portfolio turnover	42		67	94	120	147	109
Net assets at end of period
(000 Omitted)	$726,125		$931,140	$1,092,443	$1,182,259	$946,866	$1,036,376

See Notes to Financial Statements

						SEMIANNUAL REPORT 15

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$8.45		$7.26	$7.17	$5.68	$10.22	$19.24

Income (loss) from
investment operations

Net investment loss (d)	$(0.07)		$(0.13)	$(0.13)	$(0.09)	$(0.14)	$(0.17)
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.66		1.32	0.22	1.58	(4.32)	(6.19)

Total from investment operations	$0.59		$1.19	$0.09	$1.49	$(4.46)	$(6.36)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$(0.07)	$(2.66)
From paid-in capital	—		—	—	—	(0.01)	—

Total distributions declared
to shareholders	$—		$—	$—	$—	$(0.08)	$(2.66)

Net asset value, end of period	$9.04		$8.45	$7.26	$7.17	$5.68	$10.22

Total return (%) (t)(s)(r)	6.98	(n)	16.39	1.26 (b)	26.23	(43.94)	(35.85)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.05	(a)	2.04	2.01	2.09	2.14	2.01
Expenses after expense
reductions (f)	2.05	(a)	2.04	2.01	2.09	2.14	2.01
Net investment loss	(1.57	)(a)	(1.59)	(1.73)	(1.51)	(1.60)	(1.25)
Portfolio turnover	42		67	94	120	147	109
Net assets at end of period
(000 Omitted)	$358,869		$384,712	$446,415	$498,021	$450,803	$781,652

See Notes to Financial Statements

16 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class C	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning
of period	$8.26		$7.10	$7.01	$5.55	$10.00	$18.92

Income (loss) from
investment operations

Net investment loss (d)	$(0.07)		$(0.13)	$(0.13)	$(0.09)	$(0.14)	$(0.16)
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.65		1.29	0.22	1.55	(4.22)	(6.08)

Total from investment operations	$0.58		$1.16	$0.09	$1.46	$(4.36)	$(6.24)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$(0.08)	$(2.68)
From paid-in capital	—		—	—	—	(0.01)	—

Total distributions declared
to shareholders	$—		$—	$—	$—	$(0.09)	$(2.68)

Net asset value, end of period	$8.84		$8.26	$7.10	$7.01	$5.55	$10.00

Total return (%) (t)(s)(r)	7.02	(n)	16.34	1.28 (b)	26.31	(43.94)	(35.87)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	2.05	(a)	2.04	2.01	2.09	2.14	2.01
Expenses after expense
reductions (f)	2.05	(a)	2.04	2.01	2.09	2.14	2.01
Net investment loss	(1.57	)(a)	(1.59)	(1.73)	(1.51)	(1.60)	(1.25)
Portfolio turnover	42		67	94	120	147	109
Net assets at end of period
(000 Omitted)	$106,327		$115,894	$139,797	$172,466	$176,786	$301,405

See Notes to Financial Statements

					SEMIANNUAL REPORT 17

Financial Highlights – continued
Six months
	ended		Years ended 8/31
Class I	2/28/06		2005	2004	2003	2002	2001
(unaudited)
Net asset value, beginning of period	$9.01		$7.67	$7.49	$5.87	$10.55	$19.73

Income (loss) from
investment operations

Net investment loss (d)	$(0.03)		$(0.05)	$(0.06)	$(0.03)	$(0.05)	$(0.03)
Net realized and unrealized
gain (loss) on investments and
foreign currency	0.71		1.39	0.24	1.65	(4.46)	(6.37)

Total from investment operations	$0.68		$1.34	$0.18	$1.62	$(4.51)	$(6.40)

Less distributions declared
to shareholders

From net realized gain on
investments and foreign
currency transactions	$—		$—	$—	$—	$(0.16)	$(2.78)
From paid-in capital	—		—	—	—	(0.01)	—

Total distributions declared
to shareholders	$—		$—	$—	$—	$(0.17)	$(2.78)

Net asset value, end of period	$9.69		$9.01	$7.67	$7.49	$5.87	$10.55

Total return (%) (s)(r)	7.55	(n)	17.47	2.40 (b)	27.60	(43.38)	(35.23)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.05	(a)	1.04	1.01	1.11	1.14	1.01
Expenses after expense reductions (f)	1.05	(a)	1.04	1.01	1.11	1.14	1.01
Net investment loss	(0.57	)(a)	(0.58)	(0.72)	(0.53)	(0.63)	(0.26)
Portfolio turnover	42		67	94	120	147	109
Net assets at end of period
(000 Omitted)	$453,774		$399,423	$270,934	$109,332	$31,798	$30,490

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class R	2/28/06		2005		2004	2003(i)
	(unaudited)
Net asset value, beginning of period	$8.83		$7.55		$7.42	$5.64

Income (loss) from investment operations

Net investment loss (d)	$(0.05)		$(0.09)		$(0.10)	$(0.05)
Net realized and unrealized gain (loss) on investments
and foreign currency	0.69		1.37		0.23	1.83

Total from investment operations	$0.64		$1.28		$0.13	$1.78

Net asset value, end of period	$9.47		$8.83		$7.55	$7.42

Total return (%) (s)(r)	7.25	(n)	16.95		1.75 (b)	31.56	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.55	(a)	1.55		1.50	1.67	(a)
Expenses after expense reductions (f)	1.55	(a)	1.55		1.50	1.67	(a)
Net investment loss	(1.08	)(a)	(1.07)		(1.22)	(1.16	)(a)
Portfolio turnover	42		67		94	120
Net assets at end of period (000 Omitted)	$8,467		$12,904		$5,177	$2,039

			Six months			Year
			ended			ended
Class R1			2/28/06		8/31/05(i)
			(unaudited)
Net asset value, beginning of period			$8.44			$7.93

Income (loss) from investment operations

Net investment loss (d)			$(0.08)			$(0.06)
Net realized and unrealized gain (loss) on investments and
foreign currency			0.67			0.57	(g)

Total from investment operations			$0.59			$0.51

Net asset value, end of period			$9.03			$8.44

Total return (%) (s)(r)			6.99	(n)		6.43	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)			2.26	(a)		2.27	(a)
Expenses after expense reductions (f)			2.17	(a)		2.27	(a)
Net investment loss			(1.68	)(a)		(1.77	)(a)
Portfolio turnover			42			67
Net assets at end of period (000 Omitted)			$535			$210

See Notes to Financial Statements

			SEMIANNUAL REPORT 19

Financial Highlights – continued
	Six months			Year
	ended			ended
Class R2	2/28/06			8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$8.45			$7.93

Income (loss) from investment operations

Net investment loss (d)	$(0.06)			$(0.05)
Net realized and unrealized gain (loss) on investments and
foreign currency	0.66			0.57	(g)

Total from investment operations	$0.60			$0.52

Net asset value, end of period	$9.05			$8.45

Total return (%) (s)(r)	7.10	(n)		6.56	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.95	(a)		1.98	(a)
Expenses after expense reductions (f)	1.83	(a)		1.98	(a)
Net investment loss	(1.36	)(a)		(1.45	)(a)
Portfolio turnover	42			67
Net assets at end of period (000 Omitted)	$190			$212

	Six months
	ended		Years ended 8/31
Class R3	2/28/06		2005	2004(i)
	(unaudited)
Net asset value, beginning of period	$8.79		$7.54	$7.60

Income (loss) from investment operations

Net investment loss (d)	$(0.06)		$(0.11)	$(0.09)
Net realized and unrealized gain (loss) on investments and
foreign currency	0.70		1.36	0.03

Total from investment operations	$0.64		$1.25	$(0.06)

Net asset value, end of period	$9.43		$8.79	$7.54

Total return (%) (s)(r)	7.28	(n)	16.58	(0.79	)(b)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.81	(a)	1.80	1.74	(a)
Expenses after expense reductions (f)	1.72	(a)	1.80	1.74	(a)
Net investment loss	(1.23	)(a)	(1.33)	(1.47	)(a)
Portfolio turnover	42		67	94
Net assets at end of period (000 Omitted)	$1,485		$1,126	$314

See Notes to Financial Statements

20 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class R4	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$8.87		$8.31

Income (loss) from investment operations

Net investment loss (d)	$(0.05)		$(0.03)
Net realized and unrealized gain (loss) on investments and
foreign currency	0.71		0.59	(g)

Total from investment operations	$0.66		$0.56

Net asset value, end of period	$9.53		$8.87

Total return (%) (s)(r)	7.44	(n)	6.74	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.46	(a)	1.45	(a)
Expenses after expense reductions (f)	1.46	(a)	1.45	(a)
Net investment loss	(1.02	)(a)	(0.93	)(a)
Portfolio turnover	42		67
Net assets at end of period (000 Omitted)	$675		$53

	Six months		Year
	ended		ended
Class R5	2/28/06		8/31/05(i)
	(unaudited)
Net asset value, beginning of period	$8.88		$8.31

Income (loss) from investment operations

Net investment loss (d)	$(0.03)		$(0.02)
Net realized and unrealized gain (loss) on investments and
foreign currency	0.70		0.59	(g)

Total from investment operations	$0.67		$0.57

Net asset value, end of period	$9.55		$8.88

Total return (%) (s)(r)	7.55	(n)	6.86	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.16	(a)	1.15	(a)
Expenses after expense reductions (f)	1.16	(a)	1.15	(a)
Net investment loss	(0.65	)(a)	(0.63	)(a)
Portfolio turnover	42		67
Net assets at end of period (000 Omitted)	$43,659		$53

See Notes to Financial Statements

	SEMIANNUAL REPORT 21

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class 529A	2/28/06		2005	2004	2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$8.81		$7.54	$7.40	$5.83	$5.92

Income (loss) from investment operations

Net investment loss (d)	$(0.05)		$(0.10)	$(0.11)	$(0.07)	$(0.00	)(w)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.69		1.37	0.25	1.64	(0.09)

Total from investment operations	$0.64		$1.27	$0.14	$1.57	$(0.09)

Net asset value, end of period	$9.45		$8.81	$7.54	$7.40	$5.83

Total return (%) (t)(s)(r)	7.26	(n)	16.84	1.89 (b)	26.93	(1.52	)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.65	(a)	1.64	1.60	1.73	1.74	(a)
Expenses after expense reductions (f)	1.65	(a)	1.64	1.60	1.73	1.74	(a)
Net investment loss	(1.17	)(a)	(1.18)	(1.32)	(1.18)	(1.22	)(a)
Portfolio turnover	42		67	94	120	147
Net assets at end of period (000 Omitted)	$700		$591	$345	$123	$5

	Six months
	ended	Years ended 8/31
Class 529B	2/28/06		2005	2004	2003	2002(i)
(unaudited)
Net asset value, beginning of period	$8.39		$7.23	$7.16	$5.68	$5.76

Income (loss) from investment operations

Net investment loss (d)	$(0.08)		$(0.15)	$(0.15)	$(0.11)	$(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.66		1.31	0.22	1.59	(0.07)

Total from investment operations	$0.58		$1.16	$0.07	$1.48	$(0.08)

Net asset value, end of period	$8.97		$8.39	$7.23	$7.16	$5.68

Total return (%) (t)(s)(r)	6.91	(n)	16.04	0.98 (b)	26.06	(1.39	)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.30	(a)	2.29	2.25	2.36	2.39	(a)
Expenses after expense reductions (f)	2.30	(a)	2.29	2.25	2.36	2.39	(a)
Net investment loss	(1.82	)(a)	(1.83)	(1.97)	(1.78)	(1.85	)(a)
Portfolio turnover	42		67	94	120	147
Net assets at end of period (000 Omitted)	$184		$158	$129	$55	$5

See Notes to Financial Statements

22 SEMIANNUAL REPORT

Financial Highlights – continued

	Six months
	ended		Years ended 8/31
Class 529C	2/28/06		2005	2004	2003	2002(i)
	(unaudited)
Net asset value, beginning of period	$8.21		$7.07	$6.99	$5.55	$5.63

Income (loss) from investment operations

Net investment loss (d)	$(0.08)		$(0.14)	$(0.15)	$(0.10)	$(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.65		1.28	0.23	1.54	(0.07)

Total from investment operations	$0.57		$1.14	$0.08	$1.44	$(0.08)

Net asset value, end of period	$8.78		$8.21	$7.07	$6.99	$5.55

Total return (%) (t)(s)(r)	6.94	(n)	16.12	1.14 (b)	25.95	(1.42	)(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.30	(a)	2.29	2.26	2.36	2.39	(a)
Expenses after expense reductions (f)	2.30	(a)	2.29	2.26	2.36	2.39	(a)
Net investment loss	(1.82	)(a)	(1.82)	(1.97)	(1.78)	(1.85	)(a)
Portfolio turnover	42		67	94	120	147
Net assets at end of period (000 Omitted)	$392		$329	$183	$86	$5

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a)	Annualized.
(n)	Not annualized.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(t)	Total returns do not include any applicable sales charges.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

SEMIANNUAL REPORT 23

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (‘‘State Street’’), as lending agent, may loan the securities of the fund to certain qualified institutions (the ‘‘Borrowers’’) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer

SEMIANNUAL REPORT 25

Notes to Financial Statements (unaudited) – continued

charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2006, the fund’s custodian fees were reduced by $46,686 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2006, the fund’s custodian expenses were reduced by $8,693 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

26 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and foreign currency transactions.

The fund declared no distributions for the years ended August 31, 2005 and August 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$1,663,756,285

Gross appreciation	$290,524,758
Gross depreciation	(64,419,684)

Net unrealized appreciation (depreciation)	$226,105,074
As of August 31, 2005
Capital loss carryforwards	$(1,373,936,341)
Other temporary differences	(100,246)
Net unrealized appreciation (depreciation)	188,474,032

(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of August 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                                                      August 31, 2011                                     $(1,373,936,341)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.70% of average daily net assets in excess of $3.0 billion. This management fee reduction amounted to $0 for the six months ended February 28, 2006.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

SEMIANNUAL REPORT 27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $25,449 and $521 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.25%	$1,056,848
Class B	0.75%	0.25%	1.00%	1.00%	1,835,571
Class C	0.75%	0.25%	1.00%	1.00%	548,756
Class R	0.25%	0.25%	0.50%	0.50%	25,714
Class R1	0.50%	0.25%	0.75%	0.75%	1,741
Class R2	0.25%	0.25%	0.50%	0.50%	414
Class R3	0.25%	0.25%	0.50%	0.50%	3,468
Class R4	—	0.25%	0.25%	0.25%	384
Class 529A	0.25%	0.25%	0.50%	0.35%	1,128
Class 529B	0.75%	0.25%	1.00%	1.00%	839
Class 529C	0.75%	0.25%	1.00%	1.00%	1,707

Total Distribution and Service Fees					$3,476,570

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$28,261
Class B	$471,659
Class C	$5,402
Class 529B	$—
Class 529C	$1

28 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2006, were as follows:

Amount
Class 529A	$806
Class 529B	210
Class 529C	426

Total Program Manager Fees	$1,442

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $866,213, which equated to 0.0973% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $751,920.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0096% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
		Effective	Total
	Fee Rate	Rate(1)	Amount
Class R1	0.45%	0.36%	$1,043
Class R2	0.40%	0.28%	331
Class R3	0.25%	0.16%	1,744
Class R4	0.15%	0.15%	230
Class R5	0.10%	0.10%	15,089

Total Retirement Plan Administrative Services Fee			$18,437

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended February 28, 2006, this waiver amounted to $898 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,997. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $5,673. Both amounts are included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $15,611 and $87,081, respectively, at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $7,321. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,972, which is shown as a reduction of total expenses in the Statement of

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $745,429,889 and $1,038,854,998, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,958,340	$73,042,512	29,839,682	$251,746,262
Class B	1,332,748	11,635,813	4,152,045	33,347,197
Class C	493,268	4,205,587	1,389,504	10,942,295
Class I	4,149,460	38,532,219	12,980,466	110,670,442
Class R	102,118	927,892	1,217,399	10,189,906
Class R1	38,341	329,358	24,923	205,879
Class R2	14,861	128,515	25,813	215,609
Class R3	63,444	561,154	167,878	1,446,814
Class R4	70,489	659,893	6,017	50,000
Class R5	4,855,666	41,799,926	6,017	50,000
Class 529A	10,252	91,555	31,203	265,240
Class 529B	1,837	15,985	4,781	38,386
Class 529C	7,019	60,943	17,453	139,080

	19,097,843	$171,991,352	49,863,181	$419,307,110
Shares reacquired
Class A	(36,734,218)	$(337,019,466)	(69,133,567)	$(581,381,502)
Class B	(7,202,996)	(62,607,789)	(20,074,736)	(161,432,253)
Class C	(2,504,340)	(21,291,782)	(7,046,155)	(55,422,612)
Class I	(1,679,432)	(15,372,397)	(3,970,835)	(34,345,081)
Class R	(670,316)	(6,048,293)	(441,110)	(3,713,580)
Class R1	(4,019)	(34,582)	(8)	(72)
Class R2	(18,941)	(154,906)	(745)	(6,277)
Class R3	(34,059)	(309,241)	(81,354)	(702,767)
Class R4	(5,751)	(55,074)	—	—
Class R5	(291,132)	(2,690,105)	—	—
Class 529A	(3,247)	(29,256)	(9,792)	(82,643)
Class 529B	(177)	(1,588)	(3,697)	(29,738)
Class 529C	(2,378)	(20,533)	(3,273)	(25,621)

	(49,151,006)	$(445,635,012)	(100,765,272)	$(837,142,146)

			SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued
	Six months ended 2/28/06		Year ended 8/31/05(i)
	Shares	Amount	Shares	Amount
Net change
Class A	(28,775,878)	$(263,976,954)	(39,293,885)	$(329,635,240)
Class B	(5,870,248)	(50,971,976)	(15,922,691)	(128,085,056)
Class C	(2,011,072)	(17,086,195)	(5,656,651)	(44,480,317)
Class I	2,470,028	23,159,822	9,009,631	76,325,361
Class R	(568,198)	(5,120,401)	776,289	6,476,326
Class R1	34,322	294,776	24,915	205,807
Class R2	(4,080)	(26,391)	25,068	209,332
Class R3	29,385	251,913	86,524	744,047
Class R4	64,738	604,819	6,017	50,000
Class R5	4,564,534	39,109,821	6,017	50,000
Class 529A	7,005	62,299	21,411	182,597
Class 529B	1,660	14,397	1,084	8,648
Class 529C	4,641	40,410	14,180	113,459

	(30,053,163)	$(273,643,660)	(50,902,091)	$(417,835,036)

(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 6%, 12% and 8%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were all the owners of record of less than 1% of the value of outstanding voting shares.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $5,937, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

32 SEMIANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

SEMIANNUAL REPORT 33

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
 MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top five bond industries (b)
Utilities – Municipal Owned	18.7%

Health Care Revenue – Hospitals	15.5%

General Obligations – General
Purpose	10.8%

General Obligations – Schools	8.9%

State & Local Agencies	8.9%

Credit quality of bonds (r)
AAA	55.6%

AA	9.5%

A	23.4%

BBB	11.1%

BB	0.1%

B	0.1%

Not Rated	0.2%

Portfolio facts
Average Duration (d)	5.4

Average Life (m)	13.5 yrs.

Average Maturity (m)	15.0 yrs.

Average Credit Quality of
Rated Securities (a)	AA

Average Short Term Credit Quality	A-1

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
Percentages are based on net assets as of 2/28/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period(p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06

A	Actual	0.49%	$1,000.00	$1,010.70	$2.44

	Hypothetical(h)	0.49%	$1,000.00	$1,022.36	$2.46

B	Actual	1.26%	$1,000.00	$1,006.80	$6.27

	Hypothetical(h)	1.26%	$1,000.00	$1,018.55	$6.31

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Municipal Bonds - 98.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.7%

Chicago, IL, O’Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5%, 2019	$1,845,000	$1,989,814
Chicago, IL, O’Hare International Airport Rev. (3rd Lien Passenger
Facility B), FSA, 5.75%, 2022	1,125,000	1,238,658
Chicago, IL, O’Hare International Airport Rev., RITES, FSA,
8.8%, 2022(r)(v)	2,500,000	3,005,150
Chicago, IL, O’Hare International Airport Rev., RITES, XLCA,
9.3%, 2029(r)(v)	3,000,000	3,684,120
Chicago, IL, O’Hare International Airport Rev., Third Lien, ‘‘A’’,
FGIC, 5%, 2033	850,000	890,290
Chicago, IL, O’Hare International Airport Rev., Third Lien, ‘‘A’’,
MBIA, 5%, 2029	3,395,000	3,566,990
Denver, CO, City & County Airport Rev., RITES, AMBAC,
8.51%, 2017(r)(v)	2,500,000	2,962,300
Massachusetts Port Authority Rev., 6.125%, 2010(c)	1,500,000	1,651,260
Massachusetts Port Authority Rev., ETM, 13%, 2013(c)	2,955,000	4,026,306
New York City, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024	680,000	725,689
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,596,301
Port of Seattle, WA, Rev. ‘‘A’’, FGIC, 5.5%, 2006(c)	4,000,000	4,082,160

		$29,419,038

General Obligations - General Purpose - 10.6%

Allen County, IN, Jail Building Corp., First Mortgage,
5.75%, 2011(c)	$2,750,000	$3,046,367
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
0% to 2006, 5.7% to 2025	2,355,000	2,580,444
Chicago, IL, FGIC, 6.125%, 2020(c)	3,785,000	4,209,941
Chicago, IL, RITES, AMBAC, 8.353%, 2018(r)(v)	5,900,000	7,365,088
Commonwealth of Massachusetts, ETM, 6.5%, 2008(c)	6,300,000	6,689,655
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009(c)	7,000,000	7,497,280
Commonwealth of Massachusetts, ROLS, 7.609%, 2011(r)(c)(v)	2,870,000	3,353,825
Commonwealth of Puerto Rico, ROLS, XLCA, 7.803%, 2017(r)(v)	1,150,000	1,479,705
Cranston, RI, FGIC, 6.375%, 2009(c)	830,000	920,611
Delaware County, OH, 6.25%, 2010(c)	1,000,000	1,126,740
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017	6,000,000	6,223,860
Houston County, AL, AMBAC, 6.25%, 2009(c)	3,315,000	3,685,286
Interlocken Metropolitan District, CO, Improvement, ‘‘C’’, XLCA,
0%, 2027	1,860,000	549,537
New York City, NY, ‘‘J’’, 5%, 2030	1,180,000	1,229,454
New York City, NY, ‘‘B’’, 7.5%, 2007	955,000	957,101
New York City, NY, FGIC, 5.75%, 2007(c)	8,500,000	8,902,730
New York City, NY, Urban Development Corp., 5.5%, 2016	14,690,000	15,078,991

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

General Obligations - General Purpose - continued

Pittsfield, MA, MBIA, 5.5%, 2017	$100,000	$109,876
San Antonio, TX, 5%, 2020	2,990,000	3,097,162
Schaumburg, IL, ‘‘B’’, FGIC, 5.25%, 2034	2,000,000	2,141,640
Southlake, TX, AMBAC, 0%, 2009(c)	3,150,000	1,291,343
Southlake, TX, AMBAC, 0%, 2009(c)	1,835,000	922,308
State of California, 5.5%, 2013	5,000,000	5,519,750
State of California, 5.1%, 2034	5,000,000	5,097,200
State of California, RITES, 8.255%, 2012(r)(v)	5,825,000	6,684,304
State of California, RITES, XLCA, 8.838%, 2017(r)(v)	6,875,000	8,168,187
State of Illinois, MBIA, 5.5%, 2025	390,000	412,250
State of Washington, 6.75%, 2010	3,880,000	4,328,024
State of Washington, 6%, 2012	4,360,000	4,903,910

		$117,572,569

General Obligations - Improvement - 2.9%

Birmingham, AL, ‘‘B’’, 5.75%, 2009(c)	$910,000	$981,526
Birmingham, AL, ‘‘B’’, 5.75%, 2019	90,000	96,901
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,442,569
District of Columbia, MBIA, ETM, 6.5%, 2010(c)	2,905,000	3,243,345
Massachusetts Bay Transportation Authority, General
Transportation Systems, ‘‘A’’, XLCA, 7%, 2021	10,185,000	12,847,563
Massachusetts Bay Transportation Authority, General
Transportation Systems, ‘‘C’’, XLCA, 6.1%, 2013	10,200,000	11,662,782

		$32,274,686

General Obligations - Schools - 8.9%

Chicago, IL, Board of Education, AMBAC, 5.4%, 2017	$3,000,000	$3,150,390
Chicago, IL, Board of Education, MBIA, 6.25%, 2009	5,160,000	5,532,810
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	20,295,000	23,146,447
Chicago, IL, Board of Education, RITES, FGIC, 7.83%, 2019(r)(v)	5,000,000	6,288,500
Clark County, NV, School District, ‘‘A’’, MBIA, 7%, 2010	4,000,000	4,518,840
De Soto, TX, Independent School District, School Building, PSF,
0%, 2031	1,345,000	370,749
De Soto, TX, Independent School District, School Building, PSF,
0%, 2034	1,015,000	236,688
De Soto, TX, Independent School District, School Building, PSF,
0%, 2036	1,350,000	282,758
Ennis, TX, Independent School District Capital Appreciation, ‘‘N’’,
PSF, 0%, 2031	1,340,000	371,502
Ennis, TX, Independent School District, Capital Appreciation, ‘‘N’’,
PSF, 0%, 2028	705,000	229,936
Ennis, TX, Independent School District, Capital Appreciation, ‘‘N’’,
PSF, 0%, 2029	1,350,000	427,032
Ferris, TX, Independent School District, PSF, 5.5%, 2034	2,360,000	2,560,860
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	2,149,752
Florida Board of Education, Capital Outlay, ETM,
9.125%, 2014(c)	265,000	359,170

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

General Obligations - Schools - continued

Forsyth County, GA, School District, 6%, 2010(c)	$865,000	$957,469
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,054,370
Grand Blanc, MI, Community Schools (School Building & Site),
FSA, 5%, 2028	1,000,000	1,054,740
Highland Park, TX, Independent School District, 5.125%, 2009(c)	2,525,000	2,643,347
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(c)	1,245,000	1,400,301
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(c)	1,345,000	1,520,173
Knox County, KY, XLCA, 5.625%, 2035	1,150,000	1,277,708
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2026	1,765,000	589,069
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2027	1,570,000	491,551
Lane County, OR, School District, 6.25%, 2010(c)	1,000,000	1,103,420
Lane County, OR, School District, 6.25%, 2010(c)	1,150,000	1,268,933
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026	3,280,000	1,156,561
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031	3,320,000	866,553
Leander, TX, Independent School District, PSF, 0%, 2018	4,885,000	2,456,569
Lewisville, TX, Independent School District, PSF, 5%, 2018	8,500,000	8,868,645
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027	785,000	926,214
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028	785,000	927,744
Marshall, MI, Public School District, 5.5%, 2011(c)	500,000	545,830
Rancho Santiago, CA, Community College District, Election of
2002, MBIA, 5%, 2013(c)	2,200,000	2,400,728
Rockwall, TX, Independent School District, PSF, 0%, 2014	2,000,000	1,341,100
San Marcos, TX, Independent School District, PSF, 5.625%, 2025	2,000,000	2,246,820
San Marcos, TX, Independent School District, PSF, 5.625%, 2026	2,000,000	2,243,780
San Rafael, CA, Elementary School District, Election of 1999,
MBIA, 5%, 2028	2,500,000	2,617,025
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,037,598
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,135,080
Wylie, TX, Independent School District, PSF, 5.25%, 2029	3,955,000	4,210,414

		$97,967,176

Healthcare Revenue - Hospitals - 15.3%

Akron Bath Copley, OH, Hospital Rev. (Children’s Hospital), FSA,
5.25%, 2025	$1,000,000	$1,069,090
Baxter County, AR, Hospital Rev., 5.375%, 2014	1,000,000	1,037,160
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,816,762
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011(c)	1,250,000	1,451,300
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028	2,440,000	2,459,935
District of Columbia, Hospital Rev. (Medlantic Healthcare), MBIA,
ETM, 5.25%, 2019(c)	6,750,000	6,929,483

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2018	$1,000,000	$1,037,950
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2020	4,345,000	4,445,456
Florence County, SC, Hospital Rev. (McLeod Regional Medical
Center), ‘‘A’’, FSA, 5.25%, 2034	5,000,000	5,336,450
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031	1,555,000	1,617,495
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031	1,500,000	1,548,390
Harris County, TX, Health Facilities Development Corp. ‘‘A’’
(Texas Children’s Hospital), 5.375%, 2015	4,300,000	4,519,214
Harris County, TX, Health Facilities Development Corp. Hospital
Rev. (Memorial Herman Healthcare), 6.375%, 2011(c)	2,000,000	2,276,460
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031	1,000,000	1,086,560
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026	2,595,000	2,727,682
Illinois Development Finance Authority Rev., ‘‘A’’ (Provena
Health), MBIA, 5.25%, 2012	1,600,000	1,663,504
Illinois Educational Facilities Authority Rev. (Centegra Health
Systems), 5.25%, 2024	5,500,000	5,552,525
Illinois Health Facilities Authority Rev. (Advocate Health Care
Network), 6.375%, 2010(c)	1,800,000	2,020,716
Illinois Health Facilities Authority Rev. (Condell Medical Center),
6.35%, 2015	6,500,000	6,975,410
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024	2,650,000	2,782,368
Illinois Health Facilities Authority Rev. (Passavant Memorial Area
Hospital Associates), 6%, 2024	1,165,000	1,263,116
Illinois Health Facilities Authority Rev. (Riverside Health Systems),
5.75%, 2022	1,975,000	2,054,869
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037	2,400,000	2,496,216
Illinois Health Facilities Authority Rev., ‘‘A’’, (Advocate Health)
MBIA, 5.7%, 2011	660,000	690,683
Indiana Health Facilities Financing Authority Hospital Rev.
(Deaconess Hospital) ‘‘A’’, AMBAC, 5.375%, 2034	2,075,000	2,224,566
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), ‘‘A’’, 5%, 2039	2,700,000	2,725,218
Iowa Finance Authority, Health Care Facilities Rev. (Genesis
Medical Center), 6.125%, 2016	2,195,000	2,374,002
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020	4,750,000	5,198,210
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019	2,610,000	2,737,003
Marshall County, AL, Health Care ‘‘A’’, 5.75%, 2015	1,000,000	1,077,490

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Martin County, FL, Health Facilities (Martin Memorial Medical
Center) ‘‘B’’, 5.875%, 2032	$2,200,000	$2,338,930
Maryland Health & Higher Educational Facilities Authority Rev.
(Medstar Health), 5.5%, 2033	1,115,000	1,160,804
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010(c)	1,000,000	1,132,840
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015	2,500,000	2,614,950
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), 5.75%, 2021	1,500,000	1,649,775
Michigan Hospital Finance Authority Rev., ‘‘A’’ (Crittenton),
5.625%, 2027	1,000,000	1,069,450
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clemens), MBIA, 5.75%, 2017	2,900,000	3,112,570
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), MBIA, ETM, 5.375%, 2014(c)	515,000	535,075
Monroe County, PA, Hospital Authority Rev. (Pocono Medical
Center), 6%, 2043	750,000	799,028
Montgomery, AL, Special Care Facilities, Financing Authority Rev.
(Baptist Health), ‘‘A-2’’, MBIA, 0% to 2007, 5% to 2014(c)	4,620,000	4,601,520
Montgomery, AL, Special Care Facilities, Financing Authority Rev.
(Baptist Health), ‘‘A-2’’, MBIA, 0% to 2007, 5% to 2014(c)	6,910,000	6,882,360
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032	1,335,000	1,403,312
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6%, 2016	1,000,000	1,107,080
North Central, TX, Health Facilities Development Corp. Rev.
(Texas Health Resources System), MBIA, 5%, 2017	5,000,000	5,169,850
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023	4,000,000	4,333,160
Orange County, FL, Health Facilities Authority Hospital Rev.
(Adventist Health Systems), 5.625%, 2032	1,490,000	1,595,194
Orange County, FL, Health Facilities Authority Hospital Rev.
(Orlando Regional Healthcare), 5.75%, 2012(c)	2,230,000	2,499,094
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
Memorial), FHA, 8.7%, 2023	1,540,000	1,808,761
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.3%, 2006	1,975,000	2,000,497
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.875%, 2016	5,000,000	5,174,450
Rhode Island Health & Education Building Corporation (Hospital
Financing Lifespan Obligations), ‘‘A’’, FSA, 5%, 2032	3,945,000	4,140,909
Richland County, OH, Hospital Facilities Rev. (Medcentral Health
Systems), 6.375%, 2022	1,000,000	1,087,550
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016	770,000	770,370

	SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(c)	$1,255,000	$1,446,450
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012(c)	745,000	858,650
South Carolina Jobs & Economic Development Authority Rev.
(Bon Secours Health Systems, Inc.), ‘‘A’’, 5.625%, 2030	2,055,000	2,145,009
South Carolina Medical University, Hospital Facilities Rev., ‘‘A’’,
MBIA, 5%, 2031	970,000	1,011,371
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020	1,200,000	1,323,900
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020	2,000,000	2,131,160
Tarrant County, TX, Health Facilities Development Corp. (Texas
Health Resources), MBIA, 5.25%, 2018	8,605,000	8,973,896
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026	1,250,000	1,340,575
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2019	1,595,000	1,781,998
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2020	2,465,000	2,747,341
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017	520,000	557,055
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2021	650,000	689,052
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030	2,000,000	2,304,800
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5.75%, 2025	3,000,000	3,198,990

		$168,693,059

Healthcare Revenue - Long Term Care - 0.2%

Bell County, TX, Health Facilities Development Corp. Rev.
(Buckner Retirement Facility), 5.25%, 2019	$2,500,000	$2,551,925

Industrial Revenue - Chemicals - 0.3%

Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033	$3,500,000	$3,756,060

Industrial Revenue - Environmental Services - 0.5%

California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), ‘‘A-2’’, 5.4%, 2025	$785,000	$828,033
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), ‘‘B’’, 5%, 2027	920,000	931,794
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018	1,730,000	1,888,658
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026	1,500,000	1,610,580

		$5,259,065

10 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Industrial Revenue - Other - 1.4%

Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010	$670,000	$678,616
Indianapolis, IN, Local Public Improvement, (Airport Authority
Project), ‘‘I’’, MBIA, 5%, 2034	700,000	715,491
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Flour Corp.), 5.625%, 2019	8,650,000	9,092,448
Memphis - Shelby County, TN (FedEx Corp.), 5.05%, 2012	1,400,000	1,475,152
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026	3,640,000	3,816,067

		$15,777,774

Industrial Revenue - Paper - 0.6%

Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), ‘‘A’’,
6.25%, 2012(c)	$1,500,000	$1,714,650
Georgetown County, SC, Environmental Improvement
(International Paper Co.), 5.7%, 2014	1,400,000	1,502,872
Jay, ME, Solid Waste Disposal Rev., ‘‘A’’ (International Paper
Co.), 5.125%, 2018	1,500,000	1,515,705
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025	1,250,000	1,353,838

		$6,087,065

Miscellaneous Revenue - Other - 1.2%

Baltimore, MD, Convention Center Hotel Revenue, ‘‘A’’, XLCA,
5.25%, 2039	$1,945,000	$2,092,936
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(r)	2,410,000	2,408,530
Kentucky Property & Buildings Commission Rev., 5.9%, 2010(c)	4,500,000	4,894,830
Kentucky Property & Buildings Commission Rev., 5.85%, 2010(c)	4,000,000	4,343,720

		$13,740,016

Multi-Family Housing Revenue - 0.8%

Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035	$395,000	$401,004
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046	995,000	1,010,054
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025	3,500,000	3,619,105
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039	1,145,000	1,172,285
Newark, NJ, Housing Authority Port Authority (Newark Marine
Terminal), MBIA, 5.5%, 2028	785,000	863,979
Seattle, WA, Housing Authority Rev., Capped Fund Program
(High Rise Rehab), ‘‘I’’, FSA, 5%, 2025	1,630,000	1,643,562

		$8,709,989

	SEMIANNUAL REPORT 11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Parking - 0.1%

Rail Connections, Inc., MA Rev., 0%, 2009(c)	$375,000	$232,260
Rail Connections, Inc., MA Rev., 0%, 2009(c)	450,000	260,789
Rail Connections, Inc., MA Rev., 0%, 2009(c)	975,000	528,343

		$1,021,392

Sales & Excise Tax Revenue - 2.7%

Illinois Sales Tax Rev., 0%, 2009	$8,965,000	$7,897,179
Illinois Sales Tax Rev., 6.5%, 2022	5,000,000	6,110,250
Massachusetts State School Building Authority, Sales Tax Rev.,
‘‘A’’, FSA, 5%, 2026	5,000,000	5,297,250
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25%, 2018	4,580,000	5,326,952
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042	2,340,000	2,493,668
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B,
5%, 2020	2,165,000	2,221,680

		$29,346,979

Single Family Housing - Local - 2.1%

Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. ‘‘A’’, GNMA, 6.05%, 2032	$1,890,000	$2,019,276
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030	475,000	483,407
California Rural Home Mortgage Finance Authority Rev., GNMA,
7.3%, 2031	70,000	71,831
Chicago, IL, Single Family Mortgage Rev., ‘‘B’’, GNMA, 6%, 2033	695,000	715,877
Chicago, IL, Single Family Mortgage Rev., ‘‘C’’, GNMA,
7.05%, 2030	50,000	49,986
Chicago, IL, Single Family Mortgage Rev., ‘‘C’’, GNMA, 7%, 2032	85,000	88,187
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	95,000	97,093
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024	320,000	328,019
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023	485,000	500,520
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026	195,000	199,023
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030	630,000	657,033
Lee County, FL, Housing Finance Authority Rev., ‘‘A’’, GNMA,
7%, 2031	105,000	106,362
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	1,645,000	1,701,078
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 6.5%, 2023	150,000	155,934
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.3%, 2028	785,000	797,764
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Subordinated Series 3, GNMA, 5.4%, 2029	280,000	289,181
Maricopa County, AZ, Single Family Mortgage Rev. ‘‘B’’, GNMA,
6.2%, 2034	310,000	317,254

12 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Single Family Housing - Local - continued

Pima County, AZ, Industrial Development Authority Rev., ‘‘B-1’’,
GNMA, 7.05%, 2030	$455,000	$465,342
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A’’, GNMA, 6.45%, 2029	405,000	417,596
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A’’, GNMA, 5.8%, 2036	2,255,000	2,466,451
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-1’’, GNMA, 6.875%, 2026	410,000	413,284
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-1’’, GNMA, 5.75%, 2037	670,000	723,292
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-3’’, GNMA, 6%, 2035	1,510,000	1,643,741
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-5’’, GNMA, 5.8%, 2027	1,135,000	1,211,306
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-5’’, GNMA, 5.7%, 2036	2,345,000	2,543,106
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-5’’, GNMA, 5.9%, 2037	510,000	557,501
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-6’’, GNMA, 5.65%, 2036	1,680,000	1,813,627
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘B’’, GNMA, 5.45%, 2027	1,310,000	1,391,679
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘B-2’’, GNMA, 6.45%, 2033	1,160,000	1,206,551

		$23,431,301

Single Family Housing - State - 3.3%

Arkansas Finance Authority, Mortgage Backed Securities
Program, ‘‘B’’, GNMA, 4.45%, 2034	$1,270,000	$1,272,552
California Housing Finance Agency Rev., Home Mortgage, FSA,
0%, 2019	11,845,000	5,224,711
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028	1,740,000	553,250
Colorado Housing & Finance Authority Rev., 6.05%, 2016	325,000	337,825
Colorado Housing & Finance Authority Rev., 7.45%, 2016	170,000	173,165
Colorado Housing & Finance Authority Rev., 6.8%, 2030	365,000	376,362
Colorado Housing & Finance Authority Rev., 7.25%, 2031	335,000	348,192
Colorado Housing & Finance Authority Rev., ‘‘A-1’’, 7.4%, 2027	80,000	80,430
Colorado Housing & Finance Authority Rev., ‘‘A-2’’, 7.15%, 2014	24,000	24,047
Colorado Housing & Finance Authority Rev., ‘‘A-2’’, AMBAC,
6.6%, 2028	1,065,000	1,108,803
Colorado Housing & Finance Authority Rev., ‘‘B-3’’, 6.55%, 2025	129,000	131,039
Colorado Housing & Finance Authority Rev., ‘‘C’’, 6.75%, 2021	180,000	182,709
Colorado Housing & Finance Authority Rev., ‘‘C-2’’, 8.4%, 2021	140,000	145,447
Colorado Housing & Finance Authority Rev., ‘‘C-2’’, 5.9%, 2023	645,000	674,580
Colorado Housing & Finance Authority Rev., ‘‘C-2’’, FHA,
6.6%, 2032	570,000	591,130

	SEMIANNUAL REPORT 13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Single Family Housing - State - continued

Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
‘‘B-2’’, GNMA, 7.55%, 2031	$495,000	$513,082
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032	575,000	591,457
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.375%, 2033	915,000	945,524
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, ‘‘B’’, 4.8%, 2023	1,085,000	1,093,550
Mississippi Home Corp. Rev., Single Family Rev., ‘‘A’’, GNMA,
6.1%, 2034	2,970,000	3,122,896
Mississippi Home Corp. Rev., Single Family Rev., ‘‘F’’, GNMA,
7.55%, 2027	251,000	256,271
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), ‘‘B’’, GNMA, 6.7%, 2030	885,000	919,825
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	140,000	142,187
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	310,000	321,895
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	380,000	387,535
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	735,000	737,617
New Hampshire Housing Finance Authority Rev., ‘‘B’’,
5.875%, 2030	385,000	388,889
New Hampshire Housing Finance Authority Rev., ‘‘B’’,
6.3%, 2031	305,000	309,584
New Mexico Mortgage Finance Authority Rev., GNMA,
6.8%, 2031	695,000	719,228
New Mexico Mortgage Finance Authority Rev., ‘‘B-2’’, GNMA,
6.35%, 2033	615,000	644,003
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030	245,000	249,403
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032	1,360,000	1,421,336
New Mexico Mortgage Finance Authority, ‘‘N’’, GNMA,
5.95%, 2037	1,560,000	1,698,325
North Dakota Housing Finance Agency Rev., Housing Finance,
‘‘A’’, 5%, 2033	1,330,000	1,338,539
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, ‘‘C’’, GNMA, 5.9%, 2035	1,520,000	1,598,614
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	205,000	213,167
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021	5,015,000	5,288,017
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032	2,030,000	2,057,182
Washington Housing Finance Commission Rev., Single Family
Housing, GNMA, 5%, 2023	615,000	622,909

		$36,805,277

14 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Solid Waste Revenue - 0.4%

Central Wayne County, MI, Sanitation Rev., ‘‘VII’’, 4.75%, 2007	$500,000	$500,990
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), ‘‘A’’,
6.2%, 2019	1,250,000	1,311,650
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014	2,400,000	2,543,640

		$4,356,280

State & Agency - Other - 1.0%

New York Dormitory Authority Rev. (City University),
5.75%, 2013	$5,000,000	$5,473,900
Orange County, CA, California Recovery Certificates, MBIA,
6%, 2006(c)	5,000,000	5,144,700

		$10,618,600

State & Local Agencies - 8.7%

Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,759,778
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,863,616
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
8.282%, 2018 (v)	16,250,000	19,969,300
Fayette County, GA (Criminal Justice Center), 6.25%, 2010(c)	1,000,000	1,115,320
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., ‘‘A’’, 5%, 2045	1,150,000	1,179,314
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., ‘‘A’’, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,839,709
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., ‘‘A-1’’, AMBAC, 0% to 2010, 4.6% to 2023	995,000	826,547
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, ‘‘B’’, 5.375%, 2010(c)	4,000,000	4,289,960
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, ‘‘B’’, 5.5%, 2013(c)	3,925,000	4,356,986
New York Dormitory Authority Rev. ‘‘B’’, 6%, 2007	1,495,000	1,528,892
New York Dormitory Authority Rev., Mental Health Services
Facilities, 5.75%, 2007(c)	10,000	10,419
New York Dormitory Authority Rev., Mental Health Services
Facilities, ETM, 6%, 2007(c)	5,000	5,124
Palm Springs, CA, Finance Lease Rev. (Convention Center), ‘‘A’’,
MBIA, 5.5%, 2035	7,000,000	7,790,160
Pennsylvania Convention Center Authority Rev., FGIC, ETM,
6.7%, 2016(c)	26,195,000	30,617,240
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017	5,000,000	5,188,000
San Bernardino, CA, Joint Powers Financing Authority Lease Rev.
(California Department of Transportation), 5.5%, 2014	10,000,000	10,252,400

	SEMIANNUAL REPORT 15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

State & Local Agencies - continued

State of New York Dormitory Authority Rev., Supported Debt
(Mental Health), ‘‘A’’, 5.75%, 2010	$605,000	$629,133
West Valley City, Utah Municipal Building Lease Rev., ‘‘A’’,
AMBAC, 5.5%, 2027	2,000,000	2,176,360

		$96,398,258

Student Loan Revenue - 0.5%

Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	$2,500,000	$2,664,900
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	2,800,000	2,985,444

		$5,650,344

Tax - Other - 1.0%

Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$3,640,000	$3,979,830
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.5%, 2024	910,000	959,140
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.75%, 2029	1,640,000	1,761,836
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.5%, 2031	730,000	769,230
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.75%, 2034	1,095,000	1,168,584
Virgin Islands Public Finance Authority Rev., ‘‘A’’, 5.5%, 2022	2,000,000	2,085,280

		$10,723,900

Tobacco - 1.6%

Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,105,000	$2,232,478
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico,
‘‘A’’, 0%, 2050	10,000,000	633,900
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,005,000	1,070,707
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, ‘‘A-1’’, 6.25%, 2033	2,800,000	3,063,732
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, ‘‘B’’, 5.3%, 2011(c)	3,000,000	3,215,070
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, ‘‘B’’, 0% to 2007, 5.6% to 2034	2,455,000	2,282,315
Louisiana Tobacco Settlement Authority, 5.5%, 2030	1,235,000	1,288,673
New Jersey Tobacco Settlement Authority, 5.75%, 2032	2,325,000	2,424,557
South Carolina Tobacco Settlement Authority, 6.375%, 2028	1,500,000	1,605,855
Washington Tobacco Settlement Authority, 6.5%, 2026	155,000	169,367

		$17,986,654

Toll Roads - 1.4%

E-470 Public Highway Authority Rev., Capital Appreciation ‘‘B’’,
MBIA, 0%, 2010(c)	$5,000,000	$2,749,900
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024	3,860,000	3,934,421
New Jersey Turnpike Authority Rev., RITES, MBIA,
8.111%, 2020(r)(v)	5,000,000	5,673,100
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation ‘‘B’’, AMBAC, 0%, 2018	1,250,000	684,150

16 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Toll Roads - continued

Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation ‘‘B’’, AMBAC, 0%, 2019	$2,000,000	$1,026,120
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation ‘‘C’’, FSA, 0% to 2011, 5.35% to 2016	1,000,000	862,030

		$14,929,721

Transportation - Special Tax - 3.5%

Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015(c)	$2,000,000	$2,625,300
Metropolitan, NY, Transportation Authority Rev., ‘‘A’’, FSA,
5%, 2030	2,750,000	2,882,055
Metropolitan, NY, Transportation Authority Rev., AMBAC,
5%, 2030	5,000,000	5,217,150
Metropolitan, NY, Transportation Authority Rev., ETM,
5.75%, 2013(c)	5,600,000	6,101,424
New Jersey Economic Development Authority Rev., Transportation
Project Sublease ‘‘A’’, FSA, 6%, 2009(c)	1,325,000	1,423,646
New Jersey Transportation Trust Fund Authority Rev., ROLS, FSA,
7.863%, 2011(r)(v)	7,500,000	8,893,350
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems ‘‘B’’, 5.25%, 2007(c)	8,500,000	8,861,505
New York Thruway Authority Service Contract Rev., 5.25%, 2013	2,420,000	2,516,485

		$38,520,915

Universities - Colleges - 5.2%

College of Charleston, SC, Academic & Administrative Facilities
Rev., ‘‘B’’, XLCA, 5.125%, 2034	$2,400,000	$2,543,904
District of Columbia Rev. (Gonzaga College High School), FSA,
5.25%, 2032	3,500,000	3,719,030
Illinois Finance Authority Rev. (University of Chicago), ‘‘A’’,
5%, 2034	785,000	821,958
Los Angeles, CA, Community College ‘‘B’’, FSA, 5%, 2027	5,000,000	5,271,850
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059	4,975,000	6,081,092
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), 6.625%, 2010(c)	350,000	392,175
Massachusetts Health & Educational Facilities Authority Rev.,
RITES (Harvard University), 9.815%, 2020(r)(v)	8,410,000	12,597,844
Ohio State University, 6%, 2009(c)	500,000	547,685
Rhode Island State Health & Educational Building Corp. (Lifespan
Obligated Group), 6.375%, 2021	270,000	302,065
Rhode Island State Health & Educational Building Corp. (Lifespan
Obligated Group), 6.375%, 2012(c)	1,730,000	1,992,285
State of Oregon, Facilities Authority Rev. (Linfield College), ‘‘A’’,
5%, 2030	605,000	622,612
State of Rhode Island, Health & Educational Building Corp.,
(Rhode Island School of Design), ‘‘D’’, XLCA, 5.5%, 2035	9,140,000	10,045,865
Texas A&M University, Permanent University Fund, ‘‘A’’,
0%, 2007	6,695,000	6,384,419

	SEMIANNUAL REPORT 17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Universities - Colleges - continued

University of Akron, OH, General Receipts, FGIC, 6%, 2010(c)	$1,000,000	$1,098,290
University of Arkansas, University Rev. (UAMS Campus), ‘‘B’’,
MBIA, 5%, 2034	810,000	850,597
University of Hawaii, University Systems Rev. ‘‘A’’, FGIC,
5.5%, 2029	3,500,000	3,773,665
University of New Mexico, MBIA, 5.75%, 2010(c)	500,000	543,575

		$57,588,911

Universities - Dormitories - 0.1%

Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), ‘‘A’’, 6%, 2021	$1,000,000	$1,066,020

Universities - Secondary Schools - 0.7%

Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5%, 2020	$6,000,000	$6,307,380
Maine Finance Authority (Waynflete School), 6.5%, 2024	1,500,000	1,619,535

		$7,926,915

Utilities - Investor Owned - 1.4%

Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022	$4,880,000	$4,933,094
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utility Corp.), ‘‘A’’, FGIC, 4.7%, 2029	1,180,000	1,206,054
Michigan Strategic Fund, Limited Obligation Rev. (Detroit Edison),
MBIA, 7%, 2008	3,000,000	3,234,210
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Conneticut Light & Power), 5.9%, 2016	3,500,000	3,580,325
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Conneticut Light & Power), 5.9%, 2018	1,000,000	1,060,570
Sabine River Authority, TX, Pollution (TXU Electric Co.),
5.75%, 2030	1,500,000	1,608,315

		$15,622,568

Utilities - Municipal Owned - 18.5%

Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	$2,500,000	$2,932,450
California Department of Water Resources Power Supply Rev.,
‘‘A’’, 5.75%, 2012(c)	2,750,000	3,109,040
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2014(c)	145,000	173,549
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2017	8,000,000	9,574,160
Georgia Municipal Electric Authority Power Rev., AMBAC, ETM,
6.5%, 2017(c)	365,000	436,898
Hawaii State Department Budget & Finance Rev., ‘‘B’’ (Electric
Co. & Subsidiary), XLCA, 5%, 2022	4,000,000	4,146,920
Intermountain Power Agency, UT, ‘‘A’’, 6.15%, 2014	16,380,000	16,853,546
Intermountain Power Agency, UT, ‘‘A’’, AMBAC, 6%, 2009(c)	9,000,000	9,712,260
Intermountain Power Agency, UT, ‘‘A’’, ETM, 6.15%, 2014(c)	28,220,000	29,868,048
Intermountain Power Agency, UT, ‘‘B’’, MBIA, 6%, 2016	10,000,000	10,279,300

18 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Utilities - Municipal Owned - continued

Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013	$4,000,000	$4,636,280
North Carolina Eastern Municipal Power ‘‘A’’, MBIA, 5.7%, 2013	7,000,000	7,261,380
North Carolina Eastern Municipal Power ‘‘A’’, MBIA,
5.625%, 2014	7,735,000	8,019,184
North Carolina Eastern Municipal Power ‘‘A’’, MBIA, 6.5%, 2018	9,250,000	11,362,515
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013	1,500,000	1,645,905
North Carolina Municipal Power Agency, Catawba Electric Rev.,
ROLS, MBIA, 7.356%, 2019(r)(v)	3,500,000	4,061,330
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,691,560
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,138,987
Puerto Rico Electric Power Authority, RITES, FSA,
7.843%, 2015(r)(v)	2,500,000	2,695,900
Puerto Rico Electric Power Authority, RITES, FSA,
7.843%, 2016(r)(v)	3,000,000	3,235,080
South Carolina Public Service Authority, ‘‘B’’, FSA, 5.125%, 2037	8,500,000	8,875,445
Southern California Public Power Authority Rev. (Magnolia
Power), AMBAC, 5%, 2036	4,200,000	4,386,354
Washington Public Power Supply System Rev. (Nuclear Project
#1), FSA, 5.125%, 2014	8,000,000	8,316,400
Washington Public Power Supply System Rev. (Nuclear Project
#1), MBIA, 5.75%, 2010	13,100,000	13,453,045
Washington Public Power Supply System Rev. (Nuclear Project
#1), MBIA, 5.75%, 2011	7,500,000	7,702,125
Washington Public Power Supply System Rev. (Nuclear Project
#2), MBIA, 5.7%, 2012	15,000,000	15,401,850
Washington Public Power Supply System Rev. (Nuclear Project
#3), 7.125%, 2016	5,145,000	6,493,968

		$204,463,479

Water & Sewer Utility Revenue - 1.2%

Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039	$3,910,000	$4,197,189
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(c)	1,000,000	1,111,100
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010(c)	1,055,000	1,172,211
Narragansett, RI, Bay Commission Wastewater Systems Rev.,
‘‘A’’, MBIA, 5%, 2028	3,085,000	3,262,819
Spartanburg, SC, Water & Sewer Authority Rev., ‘‘B’’, MBIA,
5.25%, 2030	920,000	989,552
West Virginia Water Development Authority Loan Program, ‘‘B’’,
AMBAC, 4.75%, 2035	390,000	397,242
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030	1,730,000	1,856,619

		$12,986,732

Total Municipal Bonds (Identified Cost, $1,007,623,949)		$1,091,252,668

	SEMIANNUAL REPORT 19

Portfolio of Investments (unaudited) – continued
Floating Rate Demand Notes - 0.2%

Issuer	Shares/Par	Value ($)

Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), ‘‘B’’, 3.22%, due 3/02/06	$1,600,000	$1,600,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
‘‘A’’, 3.2%, due 3/02/06	250,000	250,000

Total Floating Rate Demand Notes (Identified Cost, $1,850,000)		$1,850,000

Total Investments (Identified Cost, $1,009,473,949)		$1,093,102,668

Other Assets, Less Liabilities - 1.0%		10,885,781

Net Assets - 100.0%		$1,103,988,449

Interest Rate Swaps
		Notional
		Principal		Cash Flows	Unrealized
		Amount of	Cash Flows Paid	Received	Appreciation
Expiration	Currency	Contract	by the Fund	by the Fund	(Depreciation)
12/01/2007	USD	$27,000,000	Fixed - 3 Year	Floating - 7 day	$351,190
			BMA Swap Index	BMA Swap Index
			(2.795%)
6/06/2016	USD	15,000,000	Fixed - 10 Year	Floating - 7 Day	(183,558)
			BMA Swap Index	BMA Swap Index
			(3.938%)
7/13/2016	USD	10,000,000	Fixed - 10 Year	Floating - 7 Day	36,071
			BMA Swap Index	BMA Swap Index
			(3.742%)
8/29/2016	USD	20,000,000	Fixed - 10 Year	Floating - 7 Day	(205,919)
			BMA Swap Index	BMA Swap Index
			(3.927%)
8/30/2016	USD	25,000,000	Fixed - 10 Year	Floating - 7 Day	(256,877)
			BMA Swap Index	BMA Swap Index
			(3.927%)
8/02/2021	USD	5,000,000	Fixed - 15 Year	Floating - 7 Day	(58,241)
			BMA Swap Index	BMA Swap Index
			(4.011%)

					$(317,334)

At February 28, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

20 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued

(c)	Refunded bond.
(v)	Inverse floating rate security.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registreation or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
The fund holds the following restricted securities:
			Current
	Acquisition	Acquisition	Market	Total % of
Restricted Securities	Date	Cost	Value	Net Assets
Chicago, IL, Board of Education,
RITES, FGIC, 7.83%, 2019	2/09/2000	$3,984,600	$ 6,288,500
Chicago, IL, O’Hare International
Airport Rev., RITES, FSA, 8.8%, 2022	8/21/2003	2,665,850	3,005,150
Chicago, IL, O’Hare International
Airport Rev., RITES, XLCA, 9.3%, 2029	8/21/2003	3,278,220	3,684,120
Chicago, IL, RITES, AMBAC,
8.353%, 2018	3/20/2000	5,699,046	7,365,088
Commonwealth of Massachusetts,
ROLS, 7.609%, 2011	8/28/2001	3,194,941	3,353,825
Commonwealth of Puerto Rico, ROLS,
XLCA, 7.803%, 2017	10/22/2001	1,392,374	1,479,705
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.51%, 2017	8/28/2000	2,683,700	2,962,300
Gallery Certificate Trust, PA, Parking
Rev., FSA, 4.5%, 2013	12/17/2003	2,412,102	2,408,530
Massachusetts Health & Educational
Facilities Authority Rev., RITES
(Harvard University), 9.815%, 2020	11/08/1999	9,595,810	12,597,844
New Jersey Transportation Trust Fund
Authority Rev., ROLS, FSA,
7.863%, 2011	1/07/2002	8,749,200	8,893,350
New Jersey Turnpike Authority Rev.,
RITES, MBIA, 8.111%, 2020	4/19/2000	4,637,900	5,673,100
North Carolina Municipal Power
Agency, Catawba Electric Rev., ROLS,
MBIA, 7.356%, 2019	3/03/2003	4,008,620	4,061,330
Puerto Rico Electric Power Authority,
RITES, FSA, 7.843%, 2015	9/16/1999	2,441,250	2,695,900
Puerto Rico Electric Power Authority,
RITES, FSA, 7.843%, 2016	9/16/1999	2,854,200	3,235,080
State of California, RITES,
8.255%, 2012	11/08/1999	6,136,636	6,684,304
State of California, RITES, XLCA,
8.838%, 2017	1/03/2000	7,003,975	8,168,187

Total Restricted Securities			$82,556,313	7.5%

			SEMIANNUAL REPORT 21

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in the Portfolio of Investments and are defined:
BMA	Bond Market Assn.
ETM	Escrowed to Maturity.
Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
FGIC	Financial Guaranty Insurance Co.	ROLS	Residual Options Longs
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.
See Notes to Financial Statements

22 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value (identified cost, $1,009,473,949)	$1,093,102,668
Cash	53,364
Receivable for investments sold	1,757,598
Receivable for fund shares sold	185,395
Interest receivable	13,373,546
Unrealized appreciation on interest rate swap agreements	575,923
Other assets	10,654

Total assets		$1,109,059,148

Liabilities

Distributions payable	$1,717,004
Payable for investments purchased	1,008,346
Payable for fund shares reacquired	1,208,450
Unrealized depreciation on interest rate swap agreements	893,257
Payable to affiliates
Management fee	1,378
Shareholder servicing costs	52,876
Distribution and service fees	5,967
Administrative services fee	271
Payable for independent trustees’ compensation	70,736
Accrued expenses and other liabilities	112,414

Total liabilities		$5,070,699

Net assets		$1,103,988,449

Net assets consist of:

Paid-in capital	$1,014,597,253
Unrealized appreciation (depreciation) on investments	83,311,385
Accumulated net realized gain (loss) on investments	6,306,960
Accumulated distributions in excess of net investment income	(227,149)

Net assets		$1,103,988,449

Shares of beneficial interest outstanding		104,369,073

	SEMIANNUAL REPORT 23

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$1,055,007,141
Shares outstanding	99,733,789

Net asset value per share		$10.58

Offering price per share (100/95.25-net asset value per share)		$11.11

Class B shares

Net assets	$48,981,308
Shares outstanding	4,635,284

Net asset value and offering price per share		$10.57

On sales of $100,000 or more, the offering price of Class A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements

24 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment income

Interest income		$30,239,846

Expenses
Management fee	$2,224,004
Distribution and service fees	199,408
Shareholder servicing costs	690,021
Administrative services fee	55,391
Independent trustees’ compensation	19,894
Custodian fee	140,000
Shareholder communications	27,114
Auditing fees	23,249
Legal fees	13,251
Miscellaneous	93,654

Total expenses		$3,485,986

Fees paid indirectly	(39,814)
Reduction of expenses by investment adviser	(559,459)

Net expenses		$2,886,713

Net investment income		$27,353,133

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$2,520,382
Swap transactions	3,018,461

Net realized gain (loss) on investments		$5,538,843

Change in unrealized appreciation (depreciation)
Investments	$(20,923,926)
Swap transactions	(660,688)

Net unrealized gain (loss) on investments		$(21,584,614)

Net realized and unrealized gain (loss) on investments		$(16,045,771)

Change in net assets from operations		$11,307,362

See Notes to Financial Statements

	SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05
	(unaudited)
Change in net assets

From operations

Net investment income	$27,353,133	$57,258,311
Net realized gain (loss) on investments	5,538,843	4,757,722
Net unrealized gain (loss) on investments	(21,584,614)	(9,297,682)

Change in net assets from operations	$11,307,362	$52,718,351

Distributions declared to shareholders

From net investment income
Class A	$(25,988,929)	$(54,516,326)
Class B	(1,065,996)	(2,513,041)
From net realized gain on investments
Class A	(4,372,166)	—
Class B	(211,792)	—

Total distributions declared to shareholders	$(31,638,883)	$(57,029,367)

Change in net assets from fund share transactions	$(28,691,005)	$(56,942,049)

Redemption fees	$—	$43

Total change in net assets	$(49,022,526)	$(61,253,022)

Net assets

At beginning of period	1,153,010,975	1,214,263,997
At end of period (including accumulated distributions in
excess of net investment income of $227,149 and
$525,357, respectively)	$1,103,988,449	$1,153,010,975

See Notes to Financial Statements

26 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months
	ended		Years ended 8/31
Class A	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value,
beginning of period	$10.77		$10.81	$10.64	$10.87	$10.77	$10.29

Income (loss) from
investment operations

Net investment income (d) $0.26			$0.52	$0.53	$0.52	$0.53	$0.54
Net realized and
unrealized gain (loss)
on investments	(0.15)		(0.04)	0.17	(0.22)	0.10	0.48

Total from investment
operations	$0.11		$0.48	$0.70	$0.30	$0.63	$1.02

Less distributions declared
to shareholders

From net investment
income	$(0.26)		$(0.52)	$(0.53)	$(0.53)	$(0.53)	$(0.54)
From net realized gain
on investments	(0.04)		—	—	—	—	—

Total distributions
declared to shareholders	$(0.30)		$(0.52)	$(0.53)	$(0.53)	$(0.53)	$(0.54)

Net asset value,
end of period	$10.58		$10.77	$10.81	$10.64	$10.87	$10.77

Total return (%) (t)(s)(r)	1.07	(n)	4.58	6.70	2.80	6.17	10.19

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense
reductions (f)	0.59	(a)	0.59	0.58	0.59	0.59	0.59
Expenses after expense
reductions (f)	0.49	(a)	0.49	0.53	0.59	0.59	0.59
Net investment income	4.96	(a)	4.87	4.92	4.76	5.01	5.16
Portfolio turnover	3		9	9	13	14	12
Net assets at end of
period (000 Omitted)	$1,055,007		$1,097,308	$1,147,174	$1,290,801	$1,308,191	$1,283,884

See Notes to Financial Statements

						SEMIANNUAL REPORT 27

Financial Highlights – continued
	Six months
	ended		Years ended 8/31
Class B	2/28/06		2005	2004	2003	2002	2001
	(unaudited)
Net asset value, beginning of period	$10.76		$10.80	$10.63	$10.86	$10.76	$10.28

Income (loss) from
investment operations

Net investment income (d)	$0.22		$0.44	$0.45	$0.43	$0.45	$0.46
Net realized and unrealized gain (loss)
on investments	(0.15)		(0.04)	0.16	(0.22)	0.10	0.48

Total from investment operations	$0.07		$0.40	$0.61	$0.21	$0.55	$0.94

Less distributions declared
to shareholders

From net investment income	$(0.22)		$(0.44)	$(0.44)	$(0.44)	$(0.45)	$(0.46)
From net realized gain on investments	(0.04)		—	—	—	—	—

Total distributions declared to
shareholders	$(0.26)		$(0.44)	$(0.44)	$(0.44)	$(0.45)	$(0.46)

Net asset value, end of period	$10.57		$10.76	$10.80	$10.63	$10.86	$10.76

Total return (%) (t)(s)(r)	0.68	(n)	3.80	5.86	1.96	5.33	9.35

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.36	(a)	1.36	1.36	1.39	1.39	1.38
Expenses after expense reductions (f)	1.26	(a)	1.26	1.31	1.39	1.39	1.38
Net investment income	4.18	(a)	4.10	4.12	3.96	4.20	4.37
Portfolio turnover	3		9	9	13	14	12
Net assets at end of period
(000 Omitted)	$48,981		$55,703	$66,927	$82,029	$83,990	$83,480

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

28 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Municipal Bond Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include swap agreements.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or

SEMIANNUAL REPORT 29

Notes to Financial Statements (unaudited) – continued

depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

Interest Rate Swap Agreements – Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A and Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund’s prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted

30 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

	August 31, 2005	August 31, 2004
Tax-exempt income:	$57,029,367	$63,189,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$1,008,114,986

Gross appreciation	$85,656,805
Gross depreciation	(669,123)

Net unrealized appreciation (depreciation)	$84,987,682
As of August 31, 2005
Undistributed tax-exempt income	$4,083,218
Undistributed long-term capital gain	3,982,662
Other temporary differences	(4,237,715)
Net unrealized appreciation (depreciation)	105,894,552

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

SEMIANNUAL REPORT 31

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1.3 billion of average daily net assets	0.40%
Next $0.7 billion of average daily net assets	0.37%
Average daily net assets in excess of $2 billion	0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2006, this waiver amounted to $556,099 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $45,637 for the six months ended February 28, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class B	0.75%	0.25%	1.00%	0.77%	$199,408

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. Except in the case of the 0.25% annual Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the fund’s Board of Trustees may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

32 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Amount
Class A	$1,042
Class B	$36,467

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $540,633, which equated to 0.0972% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $111,529.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0100% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,975. This amount is included in Independent trustees’ compensation for the six months ended February 28, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $65,380 at February 28, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $4,641. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount

SEMIANNUAL REPORT 33

Notes to Financial Statements (unaudited) – continued

of $3,360, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $33,386,810 and $54,394,402, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,731,753	$18,355,000	4,404,018	$47,463,563
Class B	146,105	1,546,503	307,613	3,311,915

	1,877,858	$19,901,503	4,711,631	$50,775,478
Shares issued to shareholders in
reinvestment of distributions
Class A	1,798,484	$19,022,786	3,322,645	$35,816,800
Class B	72,789	769,149	150,778	1,623,966

	1,871,273	$19,791,935	3,473,423	$37,440,766
Shares reacquired
Class A	(5,693,724)	$(60,315,573)	(11,994,507)	$(129,215,384)
Class B	(761,887)	(8,068,870)	(1,480,231)	(15,942,909)

	(6,455,611)	$(68,384,443)	(13,474,738)	$(145,158,293)
Net change
Class A	(2,163,487)	$(22,937,787)	(4,267,844)	$(45,935,021)
Class B	(542,993)	(5,753,218)	(1,021,840)	(11,007,028)

	(2,706,480)	$(28,691,005)	(5,289,684)	$(56,942,049)

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $3,817, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

34 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

(7) Concentration of Credit Risk

At February 28, 2006, 58.01% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.46% of total investments.

SEMIANNUAL REPORT 35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

36 SEMIANNUAL REPORT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: April 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: April 24, 2006
* Print name and title of each signing officer under his or her signature.

Exhibit A

Persons Covered by this Code of Ethics

Funds’ Principal Executive Officer:	Maria F. Dwyer
Funds’ Principal Financial Officer:	Tracy Atkinson